ANNUAL REPORT
                      FOR THE YEAR ENDING OCTOBER 31, 2000


                                     [LOGO]


                            BALANCED FUND GROWTH FUND
                                  MID CAP FUND
                            SMALL COMPANY GROWTH FUND
                                 TECHNOLOGY FUND

                          PROVIDENT INVESTMENT COUNSEL
                     ---------------------------------------
                     GROWTH STOCK LEADERS FOR HALF A CENTURY

DEAR FELLOW SHAREHOLDERS,

We are very pleased to report positive results for the twelve months ended October 31, 2000. Our Mid Cap and Small Company Growth funds led the way by significantly outperforming their respective benchmarks. The PIC Mid Cap Fund (A share) posted a gain of 97.09% vs. the Russell Mid Cap Growth Index return of 38.67%. The PIC Small Company Growth Fund (A share) returned 43.03% outdistancing the Russell 2000 Growth Index, which was up 16.16% for the same period.

Our Growth and Balanced funds also performed well on both an absolute and relative basis. The PIC Growth Fund's (A share) return of 11.15% bested the Russell 1000 Growth's return of 9.33%. The 12.06% return of the PIC Balanced Fund beat its peer index (S&P Barra Growth 60%/Lehman Gov't Credit Bond 40%) which returned 4.59%, and also far exceeded the popular S&P 500 Index return of 6.09% for this period.

We are satisfied with the performance of our Funds, especially considering the uncertain and volatile nature of the current market environment. The year 2000 has been, and continues to be, a challenging year for the U.S. equity markets. The year began with Y2K fears and valuation concerns. Although Y2K fears dissipated almost immediately, concerns over relative valuations proved legitimate. We saw this play out in the spring as many investors exited New Economy stocks in the technology sectors for stocks in Old Economy sectors including food, oil, defense and manufacturing. As the year continued, investors oscillated between fear of rising interest rates and hope that the Fed had tightened enough. However, as summer approached, technology growth stocks became leaders once again.

The third quarter of 2000 saw the markets experience additional pressure from rising energy prices and continued concerns over inflation and interest rates. The aforementioned technology growth stock leadership proved short-lived as numerous bellwether stocks in this sector pre-announced weaker than expected earnings. Oc-tober saw the usual efforts to reduce capital gains by large mutual fund companies -- contributing to negative returns for most equity indexes. With all of this as a backdrop, the market also had to deal with uncertainties surrounding the presidential election.

Looking ahead, we see economic activity slowing, but not stagnating. We think investors need to put into perspective that the GDP and earnings growth rates of the last 18 months have been super-charged and unsustainable. We see a real GDP growth rate in the area of +3.0-3.5% for 2001 over 2000. If we are close to the mark, such a rate of change should be sufficient for selected growth companies -- large, mid and small -- to continue to deliver high and sustainable double-digit revenue and earnings growth.

Our outlook for growth company shares is positive. We feel that the primary driver of the recent bull market in the U.S. has been extraordinary increases in productivity. These productivity advances continue. While the Fed has instituted numerous interest rate increases over the past 2 years, high quality growth companies continue to record strong revenue and earnings growth translating into higher equity values.

For these reasons, Provident Investment Counsel is confident that our time-tested philosophy of building portfolios of high growth companies -- companies with outstanding revenue and earnings growth -- will continue to reward our mutual fund shareholders in the long run. Volatility and huge market swings have become commonplace in today's equity markets. However, it is still our unwavering belief that, over time, a company's earnings-per-share growth is the most significant determinant of long-term stock price appreciation.

Thank you for your continued confidence in Provident Investment Counsel.

/s/ Thomas M. Mitchell

Thomas M. Mitchell
President
PIC Investment Trust

OUR PHILOSOPHY

*    Focused, fundamental research, properly controlled, adds value.

* Sustainable earnings growth is the most important contributor to long-term stock appreciation.

* Emphasis on strong financial characteristics ensures focus on growth and quality.

* Investment style consistency is critical to superior long-term investment results.

     EMERGING GROWTH   SMALL CAP   MID CAP   LARGE CAP   MATURE COMPANIES
                                     ESTABLISHED GROWTH

PERFORMANCE UPDATE/PORTFOLIO REVIEW

BALANCED FUND

                            EQUITY SECTOR WEIGHTINGS

          Electronic Technology                                  43.07%
          Health Technology                                      18.56
          Technology Services                                    15.10
          Finance                                                 7.58
          Retail Trade                                            6.85
          Producer Manufacturing                                  3.17
          Consumer Services                                       2.38
          Industrial Services                                     1.32
          Consumer Durables                                       1.07
          Communications                                          0.90

Average annual total returns for the period ended 10/31/00*:

                                                      SINCE
                      1 YEAR    3 YEAR    5 YEAR    INCEPTION^
                      ------    ------    ------    ----------
                 A:    5.61%    14.05%    15.13%      13.06%

                                                                % OF NET
          TOP 10 STOCK HOLDINGS:                                 ASSETS
          ----------------------                                 ------
          Cisco Systems, Inc                                      4.17%
          Sun Microsystems, Inc.                                  3.59%
          Corning, Inc.                                           3.53%
          EMC Corp.                                               3.29%
          Morgan Stanley Dean Witter & Co.                        3.16%
          CIENA Corp.                                             2.24%
          America Online, Inc.                                    2.04%
          BEA Systems, Inc.                                       1.93%
          General Electric Co.                                    1.92%
          American Home Products Corp.                            1.68%

^    Fund A commenced operatons on June 11, 1992.
* THE PERFORMANCE RESULTS HAVE BEEN ADJUSTED FOR THE APPLICABLE MAXIMUM SALES CHARGE AS IT RELATES TO EACH FUND.

GROWTH FUND

                            EQUITY SECTOR WEIGHTINGS

          Electronic Technology                                  42.23%
          Health Technology                                      20.39
          Technology Services                                    15.00
          Finance                                                 7.37
          Retail Trade                                            5.91
          Producer Manufacturing                                  5.00
          Consumer Services                                       2.32
          Consumer Durables                                       1.22
          Communications                                          0.56

Average annual total returns for the period ended 10/31/00*:

                                                       SINCE
                      1 YEAR    3 YEAR    5 YEAR     INCEPTION^
                      ------    ------    ------     ----------
                 A:    4.76%    17.95%      n/a        18.33%
                 B:    5.30%      n/a       n/a         5.45%

                                                               % OF NET
          TOP 10 STOCK HOLDINGS:                                 ASSETS
          ----------------------                                 ------
          Cisco Systems, Inc.                                     7.08%
          Sun Microsystems, Inc.                                  6.05%
          EMC Corp.                                               5.57%
          Morgan Stanley Dean Witter & Co.                        4.84%
          General Electric Co.                                    4.67%
          Corning, Inc.                                           4.64%
          Pfizer, Inc.                                            3.76%
          America Online, Inc.                                    3.54%
          CIENA Corp.                                             2.96%
          Analog Devices, Inc.                                    2.68%

^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999.

MID CAP FUND

                            EQUITY SECTOR WEIGHTINGS

          Technology Services                                    25.10%
          Electronic Technology                                  24.03
          Health Technology                                      23.52
          Finance                                                 9.53
          Utilities                                               4.75
          Industrial Services                                     4.11
          Communications                                          2.10
          Retail Trade                                            2.08
          Distribution Services                                   1.94
          Transportation                                          1.64
          Consumer Services                                       1.20

Average annual total returns for the period ended 10/31/00*+:

                                                       SINCE
                      1 YEAR    3 YEAR    5 YEAR     INCEPTION^
                      ------    ------    ------     ----------
                 A:   85.76%      n/a       n/a        46.41%
                 B:   90.00%      n/a       n/a        68.65%
                 C:     n/a       n/a       n/a        (1.10%)

                                                                % OF NET
          TOP 10 STOCK HOLDINGS:                                 ASSETS
          ----------------------                                 ------
          Vertex Pharmaceuticals, Inc.                            3.41%
          Transwitch Corp.                                        3.34%
          Intuit, Inc.                                            2.88%
          Mercury Interactive Corp.                               2.81%
          Ambac Financial Gp.                                     2.51%
          Extreme Networks, Inc.                                  2.48%
          PMI Group, Inc.                                         2.48%
          Rational Software Corp.                                 2.37%
          ALZA Corp.                                              2.26%
          Amdocs Ltd.                                             2.20%

+ The total returns stated above were achieved during favorable market conditions. Investors should not expect that such favorable return can be consistently achieved.
^ Fund A commenced operations on December 31, 1997. Fund B commenced operations on March 31, 1999. Fund C commenced operations on March 1, 2000.
* THE PERFORMANCE RESULTS HAVE BEEN ADJUSTED FOR THE APPLICABLE MAXIMUM SALES CHARGE AS IT RELATES TO EACH FUND.

SMALL COMPANY GROWTH FUND

                            EQUITY SECTOR WEIGHTINGS

          Electronic Technology                                  25.44%
          Health Technology                                      21.04
          Technology Services                                    18.44
          Industrial Services                                     6.76
          Commercial Services                                     4.62
          Finance                                                 3.83
          Transportation                                          3.50
          Retail Trade                                            3.47
          Consumer Services                                       3.42
          Health Services                                         2.90
          Process Industries                                      2.12
          Producer Manufacturing                                  1.61
          Communications                                          1.53
          Distribution Services                                   0.63
          Consumer Durables                                       0.46
          Energy Minerals                                         0.23

Average annual total returns for the period ended 10/31/00*+:

                                                       SINCE
                      1 YEAR    3 YEAR    5 YEAR     INCEPTION^
                      ------    ------    ------     ----------
                 A:   34.80%    20.57%      n/a        17.47%
                 B:   35.54%      n/a       n/a        49.50%
                 C:     n/a       n/a       n/a       (24.46%)

                                                                % OF NET
          TOP 10 STOCK HOLDINGS:                                 ASSETS
          ----------------------                                 ------
          Informatica Corp.                                       2.21%
          Oak Technology, Inc.                                    2.18%
          Elantec Semiconductor, Inc.                             2.07%
          Plexus Corp.                                            2.00%
          Interwoven, Inc.                                        1.89%
          Henry (Jack) & Associates.                              1.85%
          Bisys Group, Inc.                                       1.79%
          Myriad Genetics, Inc.                                   1.76%
          Cephalon, Inc.                                          1.76%
          Catalina Marketing Corp.                                1.64%

+ The total returns stated above were achieved during favorable market conditions. Investors should not expect that such favorable return can be consistently achieved.
^ Fund A commenced operations on February 3, 1997. Fund B commenced operations on March 31, 1999. Fund C commenced operations on March 1, 2000.
* THE PERFORMANCE RESULTS HAVE BEEN ADJUSTED FOR THE APPLICABLE MAXIMUM SALES CHARGE AS IT RELATES TO EACH FUND.

TECHNOLOGY FUND

                           EQUITY INDUSTRY WEIGHTINGS

          Packaged Software                                      22.67%
          Internet Software/Services                             16.99
          Semiconductors                                         14.10
          Telecommunications Equipment                           13.81
          Computer Communications                                13.07
          Computer Peripherials                                   7.41
          Biotechnology                                           4.75
          Computer Processing Hardware                            3.96
          Electronic Components                                   3.24

Average annualized total returns for the period ending 10/31/00*:

                                                       SINCE
                                                     INCEPTION
                      1 YEAR    3 YEAR    5 YEAR      9/29/00
                      ------    ------    ------     ----------
                 A:     n/a       n/a       n/a       (14.19)%

                                                                % OF NET
          TOP 10 STOCK HOLDINGS:                                 ASSETS
          ----------------------                                 ------
          Sun Microsystems, Inc.                                  3.62%
          i2 Technologies, Inc.                                   3.62%
          EMC Corp/Ma.                                            3.57%
          Agile Software Corp.                                    3.54%
          CIENA Corp.                                             3.40%
          Adobe Systems, Inc.                                     3.40%
          Brocade Communications Sys.                             3.30%
          Cisco Systems, Inc.                                     2.93%
          Mercury Interactive Corp.                               2.91%
          Corning, Inc.                                           2.73%

* THE PERFORMANCE RESULTS HAVE BEEN ADJUSTED FOR THE APPLICABLE MAXIMUM SALES CHARGE AS IT RELATES TO EACH FUND.

PERFORMANCE COMPARISON

            PROVIDENT INVESTMENT COUNSEL BALANCED FUND A (WITH LOAD)
              Value of $10,000 INVESTMENT vs S&P/Barra Index (60%)
                        + Lehman/Govt-Credit Index (40%)

           Provident                                 Provident
          Investment   S&P/Barra Index               Investment  S&P/Barra Index
            Counsel       (60%) +                     Counsel       (60%) +
            Balanced    Lehman/Govt-                  Balanced    Lehman/Govt-
             Fund A        Credit                      Fund A        Credit
          (With Load)    Index (40%)                (With Load)    Index (40%)
          -----------    -----------                -----------    -----------
06/11/92    $10,000       $10,000         10/31/96    $14,616        $18,414
07/31/92    $ 9,887       $10,327         01/31/97    $15,749        $19,922
10/31/92    $10,198       $10,452         03/31/97    $14,704        $19,373
01/31/93    $10,765       $10,842         07/31/97    $18,403        $23,288
04/30/93    $10,165       $10,716         10/31/97    $17,796        $22,806
07/31/93    $10,565       $10,878         01/31/98    $18,408        $24,486
10/31/93    $11,024       $11,396         04/30/98    $20,302        $26,495
01/31/94    $11,196       $11,622         07/31/98    $21,628        $27,520
04/30/94    $10,364       $10,962         10/31/98    $20,973        $28,182
07/31/94    $10,412       $11,205         01/31/99    $24,818        $31,982
10/31/94    $10,938       $11,552         04/30/99    $24,328        $31,880
01/31/95    $10,570       $11,722         07/31/99    $24,266        $31,839
04/30/95    $11,024       $12,642         10/31/99    $25,000        $33,238
07/31/95    $12,574       $14,547         01/31/00    $27,518        $34,091
10/31/95    $13,055       $15,247         04/30/00    $29,110        $35,651
01/31/96    $13,134       $16,954         07/31/00    $28,582        $35,909
04/30/96    $13,544       $16,924         10/31/00    $28,014        $34,765
07/31/96    $13,170       $17,038

                                               AVERAGE ANNUALIZED TOTAL RETURN
                                               ---------------------------------
                                                                         SINCE
                                               ONE YEAR   FIVE YEARS   INCEPTION
                                               --------   ----------   ---------
Provident Investment Counsel Balanced
  Fund A (With Load)                             5.61%      15.13%       13.06%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

             PROVIDENT INVESTMENT COUNSEL GROWTH FUND A (WITH LOAD)
   Value of $10,000 Investment vs Russell 1000 Growth Index and S&P 500 Index

                          Provident
                          Investment
                           Counsel        Russell
                           Growth          1000
                            Fund A        Growth          S&P 500
                         (With Load)       Index           Index
                         -----------       -----           -----
        02/03/97           $10,000        $10,000         $10,000
        02/28/97            $9,227         $9,932         $10,070
        03/31/97            $8,935         $9,395          $9,656
        04/30/97            $9,189        $10,019         $10,233
        07/31/97           $11,385        $12,160         $12,245
        10/31/97           $10,782        $11,567         $11,784
        01/31/98           $11,225        $12,558         $12,680
        04/30/98           $12,790        $14,235         $14,435
        07/31/98           $13,826        $14,581         $14,606
        10/31/98           $12,884        $14,417         $14,376
        01/31/99           $16,183        $17,906         $16,800
        04/30/99           $15,947        $18,012         $17,586
        07/31/99           $16,145        $18,087         $17,557
        10/31/99           $16,890        $19,355         $18,066
        01/31/00           $19,197        $21,465         $18,538
        04/30/00           $20,188        $22,978         $19,366
        07/31/00           $19,329        $22,495         $19,132
        10/31/00           $18,773        $21,160         $19,166

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel Growth
  Fund A (With Load)                                    4.76%       18.33%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

PERFORMANCE COMPARISON

             PROVIDENT INVESTMENT COUNSEL GROWTH FUND B (WITH LOAD)
   Value of $10,000 Investment vs Russell 1000 Growth Index and S&P 500 Index

                          Investment
                           Counsel        Russell
                           Growth          1000
                            Fund B        Growth          S&P 500
                         (With Load)       Index           Index
                         -----------       -----           -----
        03/31/99           $10,000        $10,000         $10,000
        04/30/99            $9,204        $10,013         $10,388
        05/31/99            $8,843         $9,705         $10,142
        06/30/99            $9,613        $10,385         $10,705
        07/31/99            $9,312        $10,055         $10,371
        08/31/99            $9,344        $10,219         $10,319
        09/30/99            $9,225        $10,004         $10,036
        10/31/99            $9,727        $10,759         $10,671
        11/30/99           $10,288        $11,340         $10,888
        12/31/99           $12,004        $12,520         $11,529
        01/31/00           $11,120        $11,933         $10,950
        02/29/00           $12,486        $12,516         $10,743
        03/31/00           $12,792        $13,412         $11,794
        04/30/00           $11,681        $12,774         $11,439
        05/31/00           $10,784        $12,130         $11,204
        06/30/00           $11,832        $13,050         $11,480
        07/31/00           $11,237        $12,506         $11,301
        08/31/00           $12,909        $13,637         $12,003
        09/30/00           $11,866        $12,347         $11,369
        10/31/00           $10,880        $11,763         $11,321

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel Growth
  Fund B (With Load)                                    5.30%       5.45%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

             PROVIDENT INVESTMENT COUNSEL MID CAP FUND A (WITH LOAD) Value of $10,000 Investment vs Russell Mid Cap Growth Index

                                   Provident
                                   Investment        Russell
                                 Counsel Mid Cap     Mid Cap
                                     Fund A           Growth
                                   (With Load)        Index
                                   -----------        -----
                 12/31/97           $10,000          $10,000
                 01/31/98            $9,415           $9,820
                 02/28/98           $10,518          $10,743
                 03/31/98           $11,084          $11,194
                 04/30/98           $11,262          $11,346
                 07/31/98           $11,156          $10,707
                 10/31/98            $9,924          $10,005
                 01/31/99           $12,215          $12,140
                 02/28/99           $11,395          $11,546
                 03/31/99           $12,300          $12,189
                 04/30/99           $12,969          $12,745
                 07/31/99           $14,241          $13,030
                 10/31/99           $14,957          $13,773
                 01/31/00           $22,070          $17,828
                 02/29/00           $29,371          $21,576
                 03/31/00           $27,573          $21,599
                 04/30/00           $24,737          $19,502
                 05/31/00           $22,673          $18,080
                 06/30/00           $26,901          $19,999
                 07/31/00           $26,871          $18,733
                 08/31/00           $32,097          $21,558
                 09/30/00           $32,186          $20,503
                 10/31/00           $29,479          $19,101

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel Mid Cap
  Fund A (With Load)                                   85.76%       46.41%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

             PROVIDENT INVESTMENT COUNSEL MID CAP FUND B (WITH LOAD)
              Value of $10,000 Investment vs Russell Mid Cap Growth

                                   Provident
                                   Investment         Russell
                                 Counsel Mid Cap      Mid Cap
                                     Fund B            Growth
                                   (With Load)         Index
                                   -----------         -----
                  03/31/99           $10,000          $10,000
                  04/30/99            $9,884          $10,456
                  05/31/99            $9,822          $10,321
                  06/30/99           $10,927          $11,042
                  07/31/99           $10,927          $10,690
                  08/31/99           $10,720          $10,579
                  09/30/99           $10,659          $10,489
                  10/31/99           $11,472          $11,300
                  11/30/99           $13,452          $12,470
                  12/31/99           $16,860          $14,630
                  01/31/00           $17,036          $14,627
                  02/29/00           $22,846          $17,702
                  03/31/00           $21,411          $17,720
                  04/30/00           $19,147          $16,000
                  05/31/00           $17,589          $14,833
                  06/30/00           $20,943          $16,407
                  07/31/00           $20,905          $15,369
                  08/31/00           $25,057          $17,686
                  09/30/00           $25,118          $16,821
                  10/31/00           $22,946          $15,671

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel Mid Cap
  Fund B (With Load)                                   90.00%       68.65%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

             PROVIDENT INVESTMENT COUNSEL MID CAP FUND C (WITH LOAD)
              Value of $10,000 Investment vs Russell Mid Cap Growth

                                   Provident
                                   Investment         Russell
                                 Counsel Mid Cap      Mid Cap
                                     Fund C            Growth
                                   (With Load)         Index
                                   -----------         -----
                    03/01/00         $10,000          $10,000
                    03/31/00          $9,286          $10,010
                    04/30/00          $8,331           $9,038
                    05/31/00          $7,628           $8,380
                    06/30/00          $9,049           $9,269
                    07/31/00          $9,029           $8,682
                    08/31/00         $10,795           $9,991
                    09/30/00         $10,820           $9,503
                    10/31/00          $9,890           $8,853

                                                                  TOTAL RETURN
                                                                      SINCE
                                                                    INCEPTION
                                                                    ---------
Provident Investment Counsel Mid Cap Fund C (With Load)               -1.10%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

PERFORMANCE COMPARISON

      PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND A (WITH LOAD)
            Value of $10,000 Investment vs Russell 2000 Growth Index

                                  Provident
                                  Investment
                                Counsel Small         Russell
                               Company Growth         Mid Cap
                                   Fund A             Growth
                                 (With Load)           Index
                                 -----------           -----
             02/03/97              $10,000            $10,000
             02/28/97               $8,822             $9,414
             03/31/97               $7,898             $8,750
             04/30/97               $7,747             $8,648
             07/31/97               $9,877            $10,813
             10/31/97               $9,821            $11,304
             01/31/98               $9,321            $10,893
             04/30/98              $10,801            $12,428
             07/31/98               $9,453            $10,671
             10/31/98               $8,011             $9,511
             01/31/99               $9,991            $11,679
             04/30/99               $9,359            $11,959
             07/31/99              $11,074            $12,219
             10/31/99              $12,771            $12,295
             01/31/00              $18,350            $15,843
             04/30/00              $19,416            $15,712
             07/31/00              $18,812            $14,800
             10/31/00              $18,266            $14,282

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel
  Small Company Growth Fund A (With Load)              34.80%       17.47%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

      PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND B (WITH LOAD)
            Value of $10,000 Investment vs Russell 2000 Growth Index

                                  Provident
                                  Investment
                                Counsel Small         Russell
                               Company Growth         Mid Cap
                                   Fund B             Growth
                                 (With Load)           Index
                                 -----------           -----
             03/31/99              $10,000            10,000
             04/30/99               $9,728            10,883
             05/31/99               $9,946            10,900
             06/30/99              $11,263            11,475
             07/31/99              $11,492            11,120
             08/31/99              $11,575            10,704
             09/30/99              $12,187            10,910
             10/31/99              $13,266            11,190
             11/30/99              $15,122            12,373
             12/31/99              $19,479            14,554
             01/31/00              $19,095            14,418
             02/29/00              $24,873            17,773
             03/31/00              $23,183            15,904
             04/30/00              $20,164            14,299
             05/31/00              $17,847            13,046
             06/30/00              $21,561            14,732
             07/31/00              $19,569            13,469
             08/31/00              $21,799            14,886
             09/30/00              $20,949            14,146
             10/31/00              $18,946            12,998

                                                 AVERAGE ANNUALIZED TOTAL RETURN
                                                 -------------------------------
                                                                    SINCE
                                                      ONE YEAR    INCEPTION
                                                     ----------   ---------
Provident Investment Counsel
  Small Company Growth Fund B (With Load)              35.54%       49.50%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

PERFORMANCE COMPARISON

      PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND C (WITH LOAD)
                  Value of $10,000 vs Russell 2000 Growth Index

                                  Provident
                                  Investment
                                Counsel Small        Russell
                               Company Growth        Mid Cap
                                   Fund C            Growth
                                 (With Load)          Index
                                 -----------          -----
             03/01/00              $10,000          $10,000
             03/31/00               $9,237           $8,949
             04/30/00               $8,064           $8,045
             05/31/00               $7,123           $7,340
             06/30/00               $8,568           $8,289
             07/31/00               $7,796           $7,579
             08/31/00               $8,663           $8,376
             09/30/00               $8,331           $7,959
             10/31/00               $7,554           $7,313

                                                                      SINCE
                                                                    INCEPTION
                                                                    ---------
Provident Investment Counsel
  Small Company Growth Fund C (With Load)                            -24.46%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

           PROVIDENT INVESTMENT COUNSEL TECHNOLOGY FUND A (WITH LOAD)
              Value of $10,000 Investment vs NASDAQ Composite Index

                                 Provident
                                 Investment
                                  Counsel
                                 Technology         NASDAQ
                                   Fund A         Composite
                                (With Load)         Index
                                -----------         -----
               09/30/00           $10,000          $10,000
               10/31/00            $8,591           $9,175

                                                                      SINCE
                                                                    INCEPTION
                                                                    ---------
Provident Investment Counsel Technology Fund A (With Load)           -14.19%

Past performance is not predictive of future performance.
The Funds' performance figures include the maximum applicable sales charge.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2000
--------------------------------------------------------------------------------

                                         BALANCED         GROWTH          MID CAP     SMALL COMPANY     TECHNOLOGY
                                          FUND A          FUND A          FUND A      GROWTH FUND A       FUND A
                                       ------------    ------------    ------------    ------------    ------------
ASSETS
  Investments in Portfolios, at cost   $ 33,286,545    $  6,596,727    $ 28,795,228    $ 49,587,795    $  8,895,854
                                       ============    ============    ============    ============    ============
  Investments in Portfolios, at
    value ..........................   $ 37,103,480    $  7,715,126    $ 36,053,359    $ 59,603,871    $  8,276,280
  Receivables:
    Fund shares sold ...............          9,412              --          33,945           2,664           2,692
    Investments in Portfolios sold..          5,670             920          38,992          50,992              --
    From Provident Investment
      Counsel, Inc. (Note 3) .......         21,122              --          11,712          20,048           5,305
  Prepaid expenses .................          4,310           2,265           8,272           8,532              --
                                       ------------    ------------    ------------    ------------    ------------
      Total assets .................     37,143,994       7,718,311      36,146,280      59,686,107       8,284,277
                                       ------------    ------------    ------------    ------------    ------------
LIABILITIES
  Payables:
    Fund shares redeemed ...........          5,670             920          38,992          50,992              --
    Investments in Portfolios
      purchased ....................          9,412              --          33,945           2,664           2,692
    To Provident Investment
      Counsel, Inc. (Note 3)........             --             950              --              --              --
    Distribution fees (Note 4) .....          8,234           1,660           9,860           9,074           1,512
    Shareholder servicing fees
      (Note 4) .....................          4,944           1,029           4,711           7,882             907
  Accrued expenses .................         37,218          19,350          27,602          32,669           5,725
  Deferred trustees' compensation
    (Note 3) .......................         31,151          20,046          13,964          42,067              --
                                       ------------    ------------    ------------    ------------    ------------
      Total liabilities ............         96,629          43,955         129,074         145,348          10,836
                                       ------------    ------------    ------------    ------------    ------------
NET ASSETS
  Applicable to shares of beneficial
    interest outstanding ...........   $ 37,047,365    $  7,674,356    $ 36,017,206    $ 59,540,759    $  8,273,441
                                       ============    ============    ============    ============    ============
  Shares of beneficial interest
    outstanding ....................      2,335,137         413,295       1,206,907       3,072,254         454,362
                                       ------------    ------------    ------------    ------------    ------------
  Net asset value per share ........   $      15.87    $      18.57    $      29.84    $      19.38    $      18.21
                                       ============    ============    ============    ============    ============
  Maximum offering price per share
    (Net asset value divided
    by 94.25%) .....................   $      16.84    $      19.70    $      31.66    $      20.56    $      19.32
                                       ============    ============    ============    ============    ============
COMPONENTS OF NET ASSETS
  Paid-in capital ..................   $ 30,011,737    $  5,570,635    $ 20,839,459    $ 51,201,932    $  8,913,395
  Accumulated net investment
    loss ...........................        (42,999)        (22,806)        (22,387)        (53,478)             --
  Accumulated net realized gain
    (loss) on investments ..........      3,261,692       1,008,128       7,942,003      (1,623,771)        (20,380)
  Net unrealized appreciation
    (depreciation) on
    investments ....................      3,816,935       1,118,399       7,258,131      10,016,076        (619,574)
                                       ------------    ------------    ------------    ------------    ------------
      Net assets ...................   $ 37,047,365    $  7,674,356    $ 36,017,206    $ 59,540,759    $  8,273,441
                                       ============    ============    ============    ============    ============

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2000
--------------------------------------------------------------------------------

                                                    GROWTH         MID CAP     SMALL COMPANY
                                                    FUND B         FUND B      GROWTH FUND B
                                                  -----------    -----------    -----------
ASSETS
  Investments in Portfolios, at cost ..........   $ 1,655,208    $ 7,771,204    $ 1,340,075
                                                  ===========    ===========    ===========
  Investments in Portfolios, at value .........   $ 1,833,363    $ 9,456,742    $ 1,593,206
  Cash ........................................        13,062             --         20,700
  Receivables:
    Investments in Portfolios sold ............            --          7,848         17,046
    Fund shares sold ..........................        15,000        120,054            195
  Prepaid expenses ............................         3,039          2,649          3,041
                                                  -----------    -----------    -----------
      Total assets ............................     1,864,464      9,587,293      1,634,188
                                                  -----------    -----------    -----------
LIABILITIES
  Payables:
    Investments in Portfolios purchased .......        15,000        120,054            195
    Fund shares redeemed ......................            --          7,848         17,046
    Funds advanced by custodian ...............            --         15,362             --
    To Provident Investment
      Counsel, Inc. (Note 3) ..................         7,235         14,474         14,384
    Distribution fees (Note 4) ................         1,207          6,053          1,045
    Shareholder servicing fees (Note 4) .......         2,755         10,942          2,458
  Accrued expenses ............................        19,095         20,282         15,356
  Deferred trustees' compensation (Note 3) ....         6,795          6,795          6,800
                                                  -----------    -----------    -----------
      Total liabilities .......................        52,087        201,810         57,284
                                                  -----------    -----------    -----------
NET ASSETS
  Applicable to shares of beneficial
    interest outstanding ......................   $ 1,812,377    $ 9,385,483    $ 1,576,904
                                                  ===========    ===========    ===========
  Shares of beneficial interest outstanding ...        91,042        308,555         84,539
                                                  -----------    -----------    -----------
  NET ASSET VALUE AND OFFERING PRICE PER SHARE*   $     19.91    $     30.42    $     18.65
                                                  ===========    ===========    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital .............................   $ 1,716,018    $ 7,335,698    $ 1,788,599
  Accumulated net investment loss .............        (7,347)        (8,639)        (7,032)
  Accumulated net realized gain (loss)
    on investments ............................       (74,449)       372,886       (457,794)
  Net unrealized appreciation on investments ..       178,155      1,685,538        253,131
                                                  -----------    -----------    -----------
      Net assets ..............................   $ 1,812,377    $ 9,385,483    $ 1,576,904
                                                  ===========    ===========    ===========

* Redemption price per share is equal to Net Asset Value less any applicable sales charge.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2000
--------------------------------------------------------------------------------

                                                              MID CAP      SMALL COMPANY
                                                              FUND C       GROWTH FUND C
                                                            -----------     -----------
ASSETS
  Investments in Portfolios, at cost ....................   $ 1,246,248      $ 100,067
                                                            ===========      =========
  Investments in Portfolios, at value ...................   $ 1,374,009      $ 116,185
  Cash ..................................................        14,888         18,039
  Receivables:
    Investments in Portfolio sold .......................         1,355             --
    Fund shares sold ....................................        12,495             --
  Prepaid expenses ......................................         6,605          6,600
                                                            -----------      ---------
      Total assets ......................................     1,409,352        140,824
                                                            -----------      ---------
LIABILITIES
  Payables:
    Investments in Portfolio purchased ..................        12,495             --
    Fund shares redeemed ................................         1,355             --
    To Provident Investment Counsel, Inc. (Note 3) ......         7,181          7,883
    Distribution fees (Note 4) ..........................           871             76
    Shareholder servicing fees (Note 4) .................           290             25
  Accrued expenses ......................................        14,255         13,356
  Deferred trustees' compensation (Note 3) ..............         3,911          3,915
                                                            -----------      ---------
      Total liabilities .................................        40,358         25,255
                                                            -----------      ---------
NET ASSETS
  Applicable to shares of beneficial interest outstanding   $ 1,368,994      $ 115,569
                                                            ===========      =========
  Shares of beneficial interest outstanding .............        68,508          7,572
                                                            -----------      ---------
  NET ASSET VALUE AND OFFERING PRICE PER SHARE* .........   $     19.98      $   15.26
                                                            ===========      =========
COMPONENTS OF NET ASSETS
  Paid-in capital .......................................   $ 1,338,197      $ 133,035
  Accumulated net investment loss .......................        (4,042)          (849)
  Accumulated net realized loss on investments ..........       (92,922)       (32,735)
  Net unrealized appreciation on investments ............       127,761         16,118
                                                            -----------      ---------
      Net assets ........................................   $ 1,368,994      $ 115,569
                                                            ===========      =========

* Redemption price per share is equal to Net Asset Value less any applicable sales charges.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                       BALANCED       GROWTH        MID CAP     SMALL COMPANY     TECHNOLOGY
                                                        FUND A        FUND A        FUND A      GROWTH FUND A      FUND A**
                                                     ------------   ----------   ------------    ------------    -----------
INVESTMENT INCOME
  Net investment income (loss) from Portfolios ...   $   657,772    $ (45,315)   $   (139,859)   $   (156,886)   $    2,941
                                                     -----------    ---------    ------------    ------------    ----------
  Expenses
    Administration fees (Note 3) .................        89,654       31,931          67,271          80,436         2,402
    Audit fees ...................................        13,000       10,000          10,000          10,000         1,033
    Custody and accounting services fees .........         6,000        6,000           6,000           6,000            --
    Distribution fees (Note 4) ...................        93,317       21,165          65,339          81,795         1,512
    Legal fees ...................................         2,500          500           2,000           4,500           397
    Registration expense .........................         8,623       10,108          13,182          14,533         1,589
    Reports to shareholders ......................        10,000        2,000          10,000           7,000           397
    Shareholder servicing fees (Note 4) ..........        55,990       12,699          39,203          49,077           908
    Transfer agent fees ..........................        28,000       21,000          27,000          25,269         1,589
    Trustee fees .................................        10,691        7,257           7,175           9,055           159
    Amortization of deferred
      organizational costs .......................            --           --           2,394              --            --
    Miscellaneous ................................         5,000          967           4,000              --           159
                                                     -----------    ---------    ------------    ------------    ----------
      Total expenses .............................       322,775      123,627         253,564         287,665        10,145
      Less: fees waived and
        expenses absorbed
        (Note 3) .................................      (229,458)     (93,994)       (125,503)       (139,607)       (6,515)
                                                     -----------    ---------    ------------    ------------    ----------
      Net expenses ...............................        93,317       29,633         128,061         148,058         3,630
                                                     -----------    ---------    ------------    ------------    ----------
        NET INVESTMENT
        INCOME (LOSS) ............................       564,455      (74,948)       (267,920)       (304,944)         (689)
                                                     -----------    ---------    ------------    ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ........     3,288,485    1,013,496       8,211,284      (1,405,812)      (20,380)
  Net unrealized appreciation
    (depreciation) on investments ................       119,377     (232,639)      4,915,023      (1,851,277)     (619,574)
                                                     -----------    ---------    ------------    ------------    ----------
    Net realized and unrealized gain
      (loss) on investments ......................     3,407,862      780,857      13,126,307      (3,257,089)     (639,954)
                                                     -----------    ---------    ------------    ------------    ----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $ 3,972,317    $ 705,909    $ 12,858,387    $ (3,562,033)   $ (640,643)
                                                     ===========    =========    ============    ============    ==========

** Commenced operations on September 29, 2000.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                                                     SMALL
                                                       GROWTH         MID CAP       COMPANY
                                                       FUND B         FUND B      GROWTH FUND B
                                                     -----------    -----------    -----------
INVESTMENT INCOME
  Net investment loss from Portfolios.............   $    (9,111)   $   (29,613)   $    (6,826)
                                                     -----------    -----------    -----------
  Expenses:
    Administration fees (Note 3) .................        18,368         26,369         17,451
    Audit fees ...................................         7,000          5,000          5,000
    Custody and accounting services fees .........         6,000          6,000          6,000
    Distribution fees (Note 4) ...................        12,630         42,635          9,185
    Legal fees ...................................           500            500             --
    Reports to shareholders ......................         2,000          2,000          2,000
    Registration expense .........................        14,473         21,742         16,354
    Shareholder servicing fees (Note 4) ..........         4,210         14,211          3,062
    Transfer agent fee ...........................        18,906         15,720         17,444
    Trustee fees .................................         7,840          7,703          7,841
    Miscellaneous ................................         5,101          2,000             --
                                                     -----------    -----------    -----------
      Total expenses .............................        97,028        143,880         84,337
      Less: fees waived and expenses
        absorbed (Note 3) ........................       (78,507)       (73,392)       (68,419)
                                                     -----------    -----------    -----------
      Net expenses ...............................        18,521         70,488         15,918
                                                     -----------    -----------    -----------
        NET INVESTMENT LOSS ......................       (27,632)      (100,101)       (22,744)
                                                     -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments ........       (21,832)       399,681       (455,247)
  Net unrealized appreciation on
    investments ..................................        93,992      1,623,274        233,335
                                                     -----------    -----------    -----------
    Net realized and unrealized gain (loss)
      on investments .............................        72,160      2,022,955       (221,912)
                                                     -----------    -----------    -----------
      NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS ................   $    44,528    $ 1,922,854    $  (244,656)
                                                     ===========    ===========    ===========

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2000
--------------------------------------------------------------------------------

                                                              MID CAP   SMALL COMPANY
                                                              FUND C*   GROWTH FUND C*
                                                             ---------  --------------
INVESTMENT INCOME
  Net investment loss from Portfolios ....................   $  (1,939)   $    (233)
                                                             ---------    ---------
  Expenses:
    Administration fees (Note 3) .........................      10,849       10,135
    Audit fees ...........................................       6,693        6,693
    Custody and accounting services fees .................       4,016        4,016
    Distribution fees (Note 4) ...........................       3,033          355
    Legal fees ...........................................         669          669
    Registration expense .................................       9,973        9,973
    Reports to shareholders ..............................       1,338        1,338
    Shareholder servicing fees (Note 4) ..................       1,011          119
    Transfer agent fee ...................................      13,387       13,387
    Trustee fees .........................................       5,699        4,755
    Organization costs ...................................       3,750        3,750
    Miscellaneous ........................................       1,338        1,338
                                                             ---------    ---------
      Total expenses .....................................      61,756       56,528
      Less: fees waived and expenses absorbed (Note 3) ...     (56,741)     (55,912)
                                                             ---------    ---------
      Net expenses .......................................       5,015          616
                                                             ---------    ---------
        NET INVESTMENT LOSS ..............................      (6,954)        (849)
                                                             ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments .......................     (92,922)     (32,735)
  Net unrealized appreciation on investments .............     127,761       16,118
                                                             ---------    ---------
    Net realized and unrealized gain (loss)
      on investments .....................................      34,839      (16,617)
                                                             ---------    ---------
      NET INCREASE (DECREASE) IN NET ASSETS RESULTING
        FROM OPERATIONS ..................................   $  27,885    $ (17,466)
                                                             =========    =========

* Commenced operations on March 1, 2000.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      BALANCED                        GROWTH
                                                       FUND A                         FUND A
                                            ----------------------------    ----------------------------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                             OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                2000            1999            2000            1999
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ..........   $    564,455    $    383,001    $    (74,948)   $    (47,661)
  Net realized gain on investments ......      3,288,485      10,702,187       1,013,496         584,984
  Net unrealized appreciation
    (depreciation) on investments .......        119,377      (4,275,882)       (232,639)        721,825
                                            ------------    ------------    ------------    ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .........      3,972,317       6,809,306         705,909       1,259,148
                                            ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............       (650,179)       (386,588)             --              --
  From net realized gain ................     (7,921,430)     (2,848,190)       (526,216)             --
                                            ------------    ------------    ------------    ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS .     (8,571,609)     (3,234,778)       (526,216)             --
                                            ------------    ------------    ------------    ------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold .............      6,571,338      21,785,746       3,018,980       2,928,492
  Proceeds from reinvestment of
    distributions .......................      8,200,705       3,217,777         508,700              --
  Cost of shares redeemed ...............     (5,466,294)    (38,289,659)     (2,840,660)     (1,087,804)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from share transactions ...      9,305,749     (13,286,136)        687,020       1,840,688
                                            ------------    ------------    ------------    ------------
    TOTAL INCREASE (DECREASE) IN
      NET ASSETS ........................      4,706,457      (9,711,608)        866,713       3,099,836

NET ASSETS
  Beginning of period ...................     32,340,908      42,052,516       6,807,643       3,707,807
                                            ------------    ------------    ------------    ------------
  END OF PERIOD .........................   $ 37,047,365    $ 32,340,908    $  7,674,356    $  6,807,643
                                            ============    ============    ============    ============
  Accumulated net investment
    income (loss) .......................        (42,999)         42,725         (22,806)        (14,323)
                                            ============    ============    ============    ============
CHANGE IN SHARES
  Shares sold ...........................        399,617       1,201,958         149,034         173,227
  Shares issued on reinvestment of
    distributions .......................        523,086         190,209          27,015              --
  Shares redeemed .......................       (321,961)     (2,139,435)       (142,706)        (64,497)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) ...............        600,742        (747,268)         33,343         108,730
                                            ============    ============    ============    ============

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      MID CAP                      SMALL COMPANY
                                                      FUND A                       GROWTH FUND A
                                            ----------------------------    ----------------------------
                                             YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                             OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                2000            1999            2000            1999
                                            ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ..........   $   (267,920)   $    (85,123)   $   (304,944)   $    (15,262)
  Net realized gain (loss) on investments      8,211,284       1,080,502      (1,405,812)        531,825
  Net unrealized appreciation
    (depreciation) on investments .......      4,915,023       2,285,862      (1,851,277)        212,208
                                            ------------    ------------    ------------    ------------
    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS ..     12,858,387       3,281,241      (3,562,033)        728,771
                                            ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ............             --              --              --              --
  From net realized gain ................       (746,987)             --              --              --
                                            ------------    ------------    ------------    ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS .       (746,987)             --              --              --
                                            ------------    ------------    ------------    ------------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold .............     15,400,712       3,519,247       6,437,564         759,140
  Shares issued in exchange for Small
    Company Growth Fund I ...............             --              --      60,938,915              --
  Proceeds from reinvestment of
    distributions .......................        624,918              --              --              --
  Cost of shares redeemed ...............     (3,982,955)       (653,348)     (5,173,821)     (3,274,841)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from share transactions ...     12,042,675       2,865,899      62,202,658      (2,515,701)
                                            ------------    ------------    ------------    ------------
    TOTAL INCREASE (DECREASE) IN
      NET ASSETS ........................     24,154,075       6,147,140      58,640,625      (1,786,930)

NET ASSETS
  Beginning of period ...................     11,863,131       5,715,991         900,134       2,687,064
                                            ------------    ------------    ------------    ------------
  END OF PERIOD .........................   $ 36,017,206    $ 11,863,131    $ 59,540,759    $    900,134
                                            ============    ============    ============    ============
  Accumulated net investment loss .......        (22,837)        (12,461)        (53,478)        (13,091)
                                            ============    ============    ============    ============
CHANGE IN SHARES
  Shares sold ...........................        578,521         251,695         303,080          77,675
  Shares issued in exchange for
    Small Company Growth Fund I .........             --              --       2,958,200              --
  Shares issued on reinvestment of
    distributions .......................         32,047              --              --              --
  Shares redeemed .......................       (151,087)        (46,971)       (255,461)       (327,224)
                                            ------------    ------------    ------------    ------------
  Net increase (decrease) ...............        459,481         204,724       3,005,819        (249,549)
                                            ============    ============    ============    ============

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 TECHNOLOGY
                                                                   FUND A
                                                            --------------------
                                                            SEPTEMBER 29, 2000**
                                                                   THROUGH
                                                              OCTOBER 31, 2000
                                                              ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ..............................    $      (689)
  Net realized gain (loss) on investments ...................        (20,380)
  Net unrealized appreciation (depreciation)
    on investments ..........................................       (619,574)
                                                                 -----------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS .......................................       (640,643)
                                                                 -----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold .................................      8,914,084
  Cost of shares redeemed ...................................             --
                                                                 -----------
  Net increase (decrease) in net assets resulting
    from share transactions .................................      8,914,084
                                                                 -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .................      8,273,441

NET ASSETS
  Beginning of period .......................................             --
                                                                 -----------
  END OF PERIOD .............................................    $ 8,273,441
                                                                 ===========
  Accumulated net investment income (loss) ..................             --
                                                                 ===========
CHANGE IN SHARES
  Shares sold ...............................................        454,362
  Shares redeemed ...........................................             --
                                                                 -----------
  Net increase (decrease) ...................................        454,362
                                                                 ===========

** Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    GROWTH                        MID CAP
                                                    FUND B                         FUND B
                                          --------------------------    ----------------------------
                                                       MARCH 31, 1999*               MARCH 31, 1999*
                                          YEAR ENDED      THROUGH       YEAR ENDED      THROUGH
                                          OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                             2000           1999           2000           1999
                                          -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .................   $   (27,632)   $    (3,888)   $  (100,101)   $    (1,052)
  Net realized gain (loss) on
    investments .......................       (21,832)       (52,617)       399,681        (26,795)
  Net unrealized appreciation on
    investments .......................        93,992         84,163      1,623,274         62,264
                                          -----------    -----------    -----------    -----------
    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS         44,528         27,658      1,922,854         34,417
                                          -----------    -----------    -----------    -----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ...........       856,718        956,124      7,085,619        718,409
  Cost of shares redeemed .............       (70,569)        (2,082)      (354,734)       (21,082)
                                          -----------    -----------    -----------    -----------
  Net increase in net assets resulting
    from share transactions ...........       786,149        954,042      6,730,885        697,327
                                          -----------    -----------    -----------    -----------
    TOTAL INCREASE IN NET ASSETS ......       830,677        981,700      8,653,739        731,744

NET ASSETS
  Beginning of period .................       981,700             --        731,744             --
                                          -----------    -----------    -----------    -----------
  END OF PERIOD .......................   $ 1,812,377    $   981,700    $ 9,385,483    $   731,744
                                          ===========    ===========    ===========    ===========
  Accumulated net investment loss .....        (7,347)        (1,451)        (8,639)        (1,052)
                                          ===========    ===========    ===========    ===========
CHANGE IN SHARES
  Shares sold .........................        39,878         54,492        273,887         48,396
  Shares redeemed .....................        (3,213)          (115)       (12,249)        (1,479)
                                          -----------    -----------    -----------    -----------
  Net increase ........................        36,665         54,377        261,638         46,917
                                          ===========    ===========    ===========    ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                SMALL COMPANY               MID CAP      SMALL COMPANY
                                                GROWTH FUND B               FUND C       GROWTH FUND C
                                         ---------------------------    --------------  --------------
                                                       MARCH 31, 1999*  MARCH 1, 2000*   MARCH 1, 2000*
                                         YEAR ENDED        THROUGH         THROUGH         THROUGH
                                         OCTOBER 31,     OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                            2000            1999             2000            2000
                                         -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ................   $   (22,744)    $      (608)     $    (6,954)    $      (849)
  Net realized loss
    on investments ...................      (455,247)         (2,547)         (92,922)        (32,735)
  Net unrealized appreciation on
    investments ......................       233,335          19,796          127,761          16,118
                                         -----------     -----------      -----------     -----------
    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS      (244,656)         16,641           27,885         (17,466)
                                         -----------     -----------      -----------     -----------
BENEFICIAL INTEREST SHARE TRANSACTIONS
  Proceeds from shares sold ..........     1,890,038         112,985        1,378,890         133,035
  Cost of shares redeemed ............      (198,104)             --          (37,781)             --
                                         -----------     -----------      -----------     -----------
  Net increase in net assets resulting
    from share transactions ..........     1,691,934         112,985        1,341,109         133,035
                                         -----------     -----------      -----------     -----------
    TOTAL INCREASE IN NET ASSETS .....     1,447,278         129,626        1,368,994         115,569
                                         -----------     -----------      -----------     -----------
NET ASSETS
  Beginning of period ................       129,626              --               --              --
                                         -----------     -----------      -----------     -----------
  END OF PERIOD ......................   $ 1,576,904     $   129,626      $ 1,368,994     $   115,569
                                         ===========     ===========      ===========     ===========
  Accumulated net investment loss ....        (7,032)           (608)          (4,042)           (849)
                                         ===========     ===========      ===========     ===========
CHANGE IN SHARES
  Shares sold ........................        84,496           9,767           70,592           7,572
  Shares redeemed ....................        (9,724)             --           (2,084)             --
                                         -----------     -----------      -----------     -----------
  Net increase .......................        74,772           9,767           68,508           7,572
                                         ===========     ===========      ===========     ===========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                              BALANCED
                                                               FUND A
                                        --------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                        --------------------------------------------------
                                         2000       1999       1998       1997       1996
                                         ----       ----       ----       ----       ----
Net asset value, beginning of year...   $18.65     $16.95     $15.51     $13.91     $13.24
                                        ------     ------     ------     ------     ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .............     0.30       0.22       0.16       0.16       0.14
  Net realized and unrealized gain
    on investments ..................     1.85       2.88       2.44       2.64       1.34
                                        ------     ------     ------     ------     ------
Total from investment operations ....     2.15       3.10       2.60       2.80       1.48
                                        ------     ------     ------     ------     ------

LESS DISTRIBUTIONS:
  From net investment income ........    (0.34)     (0.22)     (0.15)     (0.16)     (0.14)
  From net realized gains ...........    (4.59)     (1.18)     (1.01)     (1.04)     (0.67)
                                        ------     ------     ------     ------     ------
Total distributions .................    (4.93)     (1.40)     (1.16)     (1.20)     (0.81)
                                        ------     ------     ------     ------     ------
Net asset value, end of year ........   $15.87     $18.65     $16.95     $15.51     $13.91
                                        ======     ======     ======     ======     ======

Total return ........................    12.06%     19.20%     17.85%     21.76%     11.96%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions).......................   $ 37.0     $ 32.3     $ 42.0     $ 35.3     $ 12.9

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ..........................     1.05%      1.05%      1.05%      1.05%      1.05%
  Net investment income .............     1.51%      1.21%      0.97%      1.10%      1.05%

# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.

++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.88%, 1.03%, 0.54%, 0.74% and 1.57%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                 GROWTH
                                                                 FUND A
                                          -----------------------------------------------------
                                                      YEAR ENDED
                                                      OCTOBER 31,                FEB. 3, 1997*
                                          ----------------------------------        THROUGH
                                           2000          1999          1998    OCTOBER 31, 1997
                                           ----          ----          ----    ----------------
Net asset value, beginning of period ...  $17.92        $13.67        $11.44        $10.00
                                          ------        ------        ------        ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ....................   (0.18)        (0.12)        (0.07)        (0.03)
Net realized and unrealized gain
  on investments .......................    2.20          4.37          2.30          1.47
                                          ------        ------        ------        ------
Total from investment operations .......    2.02          4.25          2.23          1.44
                                          ------        ------        ------        ------

LESS DISTRIBUTIONS:
  From net realized gains ..............   (1.37)           --            --            --
                                          ------        ------        ------        ------
Total distributions ....................   (1.37)           --            --            --
                                          ------        ------        ------        ------
Net asset value, end of period .........  $18.57        $17.92        $13.67        $11.44
                                          ======        ======        ======        ======

Total return ...........................   11.15%        31.09%        19.49%       14.40%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions) ...........................  $  7.7        $  6.8        $  3.7        $ 2.2
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .............................    1.35%         1.35%         1.35%        1.35%+
  Net investment loss ..................   (0.89%)       (0.85%)       (0.68%)      (0.62%)+

*    Commencement of operations.
+    Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 1.11%, 1.27%, 2.73% and 8.67%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                              MID CAP
                                                               FUND A
                                            ------------------------------------------
                                                 YEAR ENDED
                                                 OCTOBER 31,        DECEMBER 31, 1997*
                                            ----------------------       THROUGH
                                             2000           1999     OCTOBER 31, 1998
                                             ----           ----     ----------------
Net asset value, beginning of period .....  $15.87         $10.53         $10.00
                                            ------         ------         ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ....................   (0.22)         (0.11)         (0.03)
  Net realized and unrealized gain
    on investments .......................   15.13           5.45           0.56
                                            ------         ------         ------
Total from investment operations .........   14.91           5.34           0.53
                                            ------         ------         ------

LESS DISTRIBUTIONS:
  From net realized gains ................   (0.94)            --             --
                                            ------         ------         ------
Total distributions ......................   (0.94)            --             --
                                            ------         ------         ------
Net asset value, end of period ...........  $29.84         $15.87         $10.53
                                            ======         ======         ======

Total return .............................   97.09%         50.71%          5.30%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions) ...........................  $ 36.0         $ 11.9         $  5.7
RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ...............................    1.39%          1.39%          1.04%+
  Net investment loss ....................   (1.03%)        (1.03%)        (0.43%)+

*    Commencement of operations.
+    Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.80%, 2.60% and 4.11%, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                               SMALL COMPANY
                                                               GROWTH FUND A
                                            ---------------------------------------------------
                                                       YEAR ENDED
                                                       OCTOBER 31,               FEB. 3, 1997*
                                            -------------------------------         THROUGH
                                             2000         1999        1998     OCTOBER 31, 1997
                                             ----         ----        ----     ----------------
Net asset value, beginning of period ...    $13.55       $ 8.50      $10.42         $10.00
                                            ------       ------      ------         ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .........      0.10++      (0.30)      (0.12)         (0.03)
  Net realized and unrealized gain
    (loss) on investments ..............      5.73         5.35       (1.80)          0.45
                                            ------       ------      ------         ------
Total from investment operations .......      5.83         5.05       (1.92)          0.42
                                            ------       ------      ------         ------
Net asset value, end of period .........    $19.38       $13.55      $ 8.50         $10.42
                                            ======       ======      ======         ======

Total return ...........................     43.03%       59.41%     (18.43%)         4.20%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions) .........................    $ 59.5       $  0.9      $  2.7         $  3.1

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .............................      1.45%        1.55%       1.55%          1.55%+
  Net investment income (loss) .........     (0.93%)      (1.35%)     (1.23%)        (1.14%)+

*    Commencement of operations.
+    Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 0.43%, 5.85%, 2.78% and 10.01%, respectively.
##   Per share numbers have been calculated using the average shares method.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                                 TECHNOLOGY
                                                                   FUND A
                                                             -------------------
                                                             SEPTEMBER 29, 2000*
                                                                   THROUGH
                                                              OCTOBER 31, 2000
                                                              ----------------

Net asset value, beginning of period .......................       $20.00
                                                                   ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............................           --
  Net realized and unrealized gain
    (loss) on investments ..................................        (1.79)
                                                                   ------
Total from investment operations ...........................        (1.79)
                                                                   ------
Net asset value, end of period .............................       $18.21
                                                                   ======

Total return ...............................................        (8.95%)^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .....................       $  8.3

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .................................................         1.60%+
  Net investment income (loss) .............................        (0.11%)+

*    Commencement of operations.
+    Annualized.
# Includes the Fund's share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed was 1.75%.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    GROWTH                               MID CAP
                                                    FUND B                               FUND B
                                      -----------------------------------   -----------------------------------
                                                         MARCH 31, 1999*                       MARCH 31, 1999*
                                         YEAR ENDED          THROUGH           YEAR ENDED          THROUGH
                                      OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 2000   OCTOBER 31, 1999
                                      ----------------   ----------------   ----------------   ----------------
Net asset value, beginning
  of period ......................        $18.05             $17.65              $15.60            $13.03
                                          ------             ------              ------            ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...         (0.29)             (0.07)              (0.31)            (0.02)
  Net realized and unrealized gain
    on investments ...............          2.15               0.47               15.13              2.59
                                          ------             ------              ------            ------
Total from investment operations .          1.86               0.40               14.82              2.57
                                          ------             ------              ------            ------
Net asset value, end of period ...        $19.91             $18.05              $30.42            $15.60
                                          ======             ======              ======            ======

Total return .....................         10.30%              2.27%^             95.00%            19.72%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (millions) ...................        $  1.8             $  1.0              $  9.4            $  0.7

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .......................          2.10%              2.10% +             2.14%             2.14%+
  Net investment loss ............         (1.64%)            (1.70%)+            (1.76%)           (1.69%)+

*    Commencement of operations.
+    Annualized.
# Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 4.66% and 24.58%, respectively, in the case of the Growth Fund B, 1.61% and 95.73%, respectively, in the case of the Mid Cap Fund B.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                         SMALL COMPANY
                                                         GROWTH FUND B
                                              ----------------------------------

                                                                MARCH 31, 1999*
                                                  YEAR ENDED        THROUGH
                                              OCTOBER 31, 2000  OCTOBER 31, 1999
                                              ----------------  ----------------
Net asset value, beginning of period .......       $13.27          $ 9.64
                                                   ------          ------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) .............        (0.21)          (0.06)
  Net realized and unrealized gain
    on investments .........................         5.59            3.69
                                                   ------          ------
Total from investment operations ...........         5.38            3.63
                                                   ------          ------
Net asset value, end of period .............       $18.65          $13.27
                                                   ======          ======

Total return ...............................        40.54%          37.66%^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) .....       $  1.6          $  0.1

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses .................................         2.30%           2.30%+
  Net investment loss ......................        (1.86%)         (2.07%)+

*    Commencement of operations.
+    Annualized.
# Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 5.59% and 204.11%, respectively, in the case of the Small Company Growth Fund B.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                 MID CAP          SMALL COMPANY
                                                 FUND C           GROWTH FUND C
                                            ----------------    ----------------
                                             MARCH 1, 2000*      MARCH 1, 2000*
                                                 THROUGH             THROUGH
                                            OCTOBER 31, 2000    OCTOBER 31, 2000
                                            ----------------    ----------------
Net asset value, beginning of period .....      $20.00              $ 20.00
                                                ------              -------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss ....................       (0.10)               (0.11)
  Net realized and unrealized gain .......
    (loss) on investments ................        0.08                (4.63)
                                                ------              -------
Total from investment operations .........       (0.02)               (4.74)
                                                ------              -------
Net asset value, end of period ...........      $19.98              $ 15.26
                                                ======              =======

Total return .............................       (0.10%)^            (23.70%)^

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ...      $  1.4              $   0.1

RATIOS TO AVERAGE NET ASSETS:#++
  Expenses ...............................        2.14%+               2.30%+
  Net investment loss ....................       (1.72%)+             (1.79%)+

*    Commencement of operations.
+    Annualized.
# Includes each Funds' share of expenses, net of fees waived and expenses absorbed, allocated from the related Portfolio.
^    Not annualized.
++ Net of fees waived and expenses absorbed. The combined fees waived and expenses absorbed were 14.36% and 118.02% for the Mid Cap Fund C and Small Company Growth Fund C, respectively.

See accompanying Notes to Financial Statements.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1 - ORGANIZATION

     PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers twelve separate series: Provident Investment Counsel Balanced Fund A, Provident Investment Counsel Growth Fund I, Provident Investment Counsel Growth Fund A, Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund A, Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Company Growth Fund C, Provident Investment Counsel Small Cap Growth Fund I, Provident Investment Counsel Mid Cap Fund A, Provident Investment Counsel Mid Cap Fund B, Provident Investment Counsel Mid Cap Fund C, and Provident Investment Counsel Technology Fund A (each a "Fund" and collectively the "Funds") Each Fund invests substantially all of its assets in the respective Portfolio, a separate registered management investment company having the same investment objective as the Fund. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund I and Provident Investment Counsel Small Cap Growth Fund I are in separate reports.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. INVESTMENT VALUATION. The Funds reflect their investments in the respective Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolios is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolios, daily on their investments in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolios. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required.

     D. DEFERRED ORGANIZATION COSTS. The costs incurred by the Provident Investment Counsel Mid Cap Fund A with respect to initial organization, have been deferred and are being amortized using the straight-line method over a period of five years commencing December 31, 1997.

     E. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2:
          DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the year ended October 31,

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

          2000, reclassification of the components of net assets primarily due to the Funds experiencing net investment losses during the year were as follows:

                                      Undistributed    Accumulated      Paid
                                      Net Investment   Net Realized      In
                                          Income           Gain        Capital
                                          ------           ----        -------
Provident Investment Counsel
  Growth Fund A                          $ 66,465      $      --      $ (66,465)
Provident Investment Counsel
  Mid Cap Fund A                          257,994       (260,197)         2,203
Provident Investment Counsel
  Small Company Growth Fund A             264,557             --       (264,557)
Provident Investment Counsel
  Technology Fund A                           689             --           (689)
Provident Investment Counsel
  Growth Fund B                            21,736             --        (21,736)
Provident Investment Counsel
  Mid Cap Fund B                           92,514             --        (92,514)
Provident Investment Counsel
  Small Company Growth Fund B              16,320             --        (16,320)
Provident Investment Counsel
  Mid Cap Fund C                            2,912             --         (2,912)

3 - TRANSACTIONS WITH AFFILIATES

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolios. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds. ICA receives an annual fee for its services of $15,000 from each of the Funds.

     PIC has voluntarily agreed to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

   Provident Investment Counsel Balanced Fund A                            1.05%
   Provident Investment Counsel Growth Fund A                              1.35%
   Provident Investment Counsel Mid Cap Fund A                             1.39%
   Provident Investment Counsel Small Company Growth Fund A                1.45%
   Provident Investment Counsel Technology Fund A                          1.60%

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

   Provident Investment Counsel Growth Fund B                               2.1%
   Provident Investment Counsel Mid Cap Fund B                              2.1%
   Provident Investment Counsel Small Company Growth Fund B                 2.3%
   Provident Investment Counsel Mid Cap Fund C                              2.1%
   Provident Investment Counsel Small Company Growth Fund C                 2.3%

     The percentages are based on the Funds' average daily net assets.

     Pursuant to a contract with the Funds, PIC has agreed to reimburse each Fund and Portfolio for investment advisory fees and other expenses for ten years ending March 1, 2010. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Funds and Portfolios if, within three subsequent years, a Fund or Portfolio's expenses are less than the limit agreed to by PIC.

     Fees waived and expenses absorbed by PIC for the year ended October 31, 2000 were as follows:

                                                           Waived       Expenses
                                                            Fees        Absorbed
                                                            ----        --------
Provident Investment Counsel Balanced Fund A               $74,654      $154,804
Provident Investment Counsel Growth Fund A                  16,931        77,063
Provident Investment Counsel Mid Cap Fund A                 52,271        73,232
Provident Investment Counsel Small Company
  Growth Fund A                                             65,436        74,171
Provident Investment Counsel Technology Fund A               1,210         5,305
Provident Investment Counsel Growth Fund B                   3,368        75,139
Provident Investment Counsel Mid Cap Fund B                 11,369        62,023
Provident Investment Counsel Small Company
  Growth Fund B                                              2,451        65,968
Provident Investment Counsel Mid Cap Fund C                    809        55,932
Provident Investment Counsel Small Company
Growth Fund C                                                   95        55,817

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

     At October 31, 2000, the amount available for reimbursement that has been paid and/or waived by PIC on behalf of the Funds are as follows:

Provident Investment Counsel Balanced Fund A                            $606,847
Provident Investment Counsel Growth Fund A                               251,033
Provident Investment Counsel Mid Cap Fund A                              294,723
Provident Investment Counsel Small Company Growth Fund A                 291,282
Provident Investment Counsel Technology Fund A                             6,515
Provident Investment Counsel Growth Fund B                               134,815
Provident Investment Counsel Mid Cap Fund B                              131,890
Provident Investment Counsel Small Company Growth Fund B                 128,513
Provident Investment Counsel Mid Cap Fund C                               56,741
Provident Investment Counsel Small Company Growth Fund C                  55,912

     At October 31, 2000, PIC may recapture a portion of the above amounts no later than the dates as stated below:

                                                          October 31,
                                              ----------------------------------
                                                2001         2002         2003
                                                ----         ----         ----
Provident Investment Counsel
  Balanced Fund A                             $141,255     $236,134     $229,458
Provident Investment Counsel
  Growth Fund A                                 85,669       71,370       93,994
Provident Investment Counsel
  Mid Cap Fund A                                84,384       84,836      125,503
Provident Investment Counsel Small
  Company Growth Fund A                         85,444       66,231      139,607
Provident Investment Counsel
  Technology Fund A                                 --           --        6,515
Provident Investment Counsel
  Growth Fund B                                     --       56,308       78,507
Provident Investment Counsel
  Mid Cap Fund B                                    --       58,498       73,392
Provident Investment Counsel
  Small Company Growth Fund B                       --       60,094       68,419
Provident Investment Counsel
  Mid Cap Fund C                                    --           --       56,741
Provident Investment Counsel
  Small Company Growth Fund C                       --           --       55,912

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares. The Distributor is an affiliate of ICA. The distributor received commissions from sales or redemptions of fund shares during the year ended October 31, 2000 as follows:

Provident Investment Counsel Balanced Fund A                             $ 1,180
Provident Investment Counsel Growth Fund A                                 1,989
Provident Investment Counsel Mid Cap Fund A                               14,565
Provident Investment Counsel Small Company Growth Fund A                   5,652
Provident Investment Counsel Technology Fund A                                --
Provident Investment Counsel Growth Fund B                                    --
Provident Investment Counsel Mid Cap Fund B                                   --
Provident Investment Counsel Small Company Growth Fund B                      --
Provident Investment Counsel Mid Cap Fund C                                   --
Provident Investment Counsel Small Company Growth Fund C                      --

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect the value, which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

     For the year ended October 31, 2000, the change in the value of the phantom share account included unrealized appreciation as follows:

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
Provident Investment Counsel Balanced Fund A                          $  5,368
Provident Investment Counsel Growth Fund A                               3,847
Provident Investment Counsel Mid Cap Fund A                              3,043
Provident Investment Counsel Small Company Growth Fund A                11,763
Provident Investment Counsel Growth Fund B                               2,079
Provident Investment Counsel Mid Cap Fund B                              2,079

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                                     Unrealized
                                                                    Appreciation
                                                                    ------------
Provident Investment Counsel Small Company Growth Fund B               $2,081
Provident Investment Counsel Mid Cap Fund C                             1,406
Provident Investment Counsel Small Company Growth Fund C                1,407

4 - DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

     The Trust, on behalf of the Balanced A, Growth A, Mid Cap A, Small Company Growth A and Technology A Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each A Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Balanced A and Mid Cap A Funds, reimbursable amounts in excess of the maximum may be reimbursed in subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of October 31, 2000.

     Additionally, the Trust, on behalf of the Growth B, Mid Cap B, Small Company Growth B, Mid Cap C and Small Company C Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each B and C Fund will pay a fee to the Distributor or, at the Distributor's direction, to a third party at an annual rate of up to 0.75% of each Fund's average daily net assets as compensation for acting as principal distributor.

     Pursuant to a Shareholder Services Plan, each A Fund pays the Advisor a monthly fee at an annual rate of 0.15% of its average daily net assets as compensation for the provision of shareholder services.

     Additionally, pursuant to the Shareholder Services Plan, each B and C Fund pays the Advisor a monthly fee at an annual rate of 0.25% of its average daily net assets as compensation for the provision of shareholder services.

5 - INVESTMENT TRANSACTIONS

     Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 2000 were as follows:

                                                       Additions      Reductions
                                                       ---------      ----------
Provident Investment Counsel Balanced Fund A          $ 6,774,381     $6,162,586
Provident Investment Counsel Growth Fund A              3,098,214      3,003,817
Provident Investment Counsel Mid Cap Fund A            15,452,889      4,315,566

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

                                                       Additions      Reductions
                                                       ---------      ----------
Provident Investment Counsel Small Company
  Growth Fund A                                       $67,444,787*    $5,354,128
Provident Investment Counsel Technology Fund A          8,914,084            791
Provident Investment Counsel Growth Fund B                856,718         70,569
Provident Investment Counsel Mid Cap Fund B             7,085,619        354,734
Provident Investment Counsel Small Company
  Growth Fund B                                         1,890,038        198,104
Provident Investment Counsel Mid Cap Fund C             1,378,890         37,781
Provident Investment Counsel Small Company
  Growth Fund C                                           133,035             --

* Includes investment in PIC Small Cap Portfolio of $60,978,197 acquired from Provident Investment Counsel Small Company Growth Fund I as described in
     Note 7.

     As of October 31, 2000 the Funds owned the following percentages of the Portfolios listed below:

Provident Investment Counsel Balanced Fund A        99.9% of PIC Balanced Portfolio
Provident Investment Counsel Growth Fund A          4.0% of PIC Growth Portfolio
Provident Investment Counsel Mid Cap Fund A         76.9% of PIC Mid Cap Portfolio
Provident Investment Counsel Small Company
  Growth Fund A                                     19.8% of PIC Small Cap Portfolio
Provident Investment Counsel Technology Fund A      100.0% of PIC Technology
Portfolio Provident Investment Counsel Growth
  Fund B                                            1.0% of PIC Growth
Portfolio Provident Investment Counsel Mid Cap
  Fund B                                            20.2% of PIC Mid Cap
Portfolio Provident Investment Counsel Small
  Company Growth Fund B                             0.5% of PIC Small Cap Portfolio
Provident Investment Counsel Mid Cap Fund C         2.9% of PIC Mid Cap
Portfolio Provident Investment Counsel Small
  Company Growth Fund C                             0.1% *of PIC Small Cap Portfolio

* Less than 0.1%.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

6 - INCOME TAXES

     At October 31, 2000, certain Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                   Capital losses expiring in:
                                                   2006       2007        2008
                                                   ----       ----        ----
Provident Investment Counsel Small
  Company Growth Fund A                          $217,163    $    --    $730,814
Provident Investment Counsel
  Technology Fund A                                    --         --      20,380
Provident Investment Counsel Growth Fund B             --     51,922      22,527
Provident Investment Counsel Small
  Company Growth Fund B                                --      2,443     437,250
Provident Investment Counsel Mid Cap Fund C            --         --      90,819
Provident Investment Counsel Small
  Company Growth Fund C                                --         --      31,418

7 - FUND MERGER

     On April 28, 2000, the Provident Investment Counsel Small Company Growth Fund A acquired all the net assets of the Provident Investment Counsel Small Company Growth Fund I. This acquisition was accomplished by the tax-free exchange of shares on the acquisition date, pursuant to a plan of reorganization approved by the board of trustees. The net assets and net asset value per share of the Provident Investment Counsel Small Company Growth Fund I immediately prior to the acquisition were as follows:

                                                                       Net Unrealized
                                                                        Appreciation      Net Asset
                                                                       (Depreciation)       Value
                                    Net Assets     Paid in Capital     on Investments     Per Share
                                    ----------     ---------------     --------------     ---------
Provident Investment Counsel
  Small Company Growth Fund I      $60,938,915       $49,432,804         $11,506,111        $13.34

     The net assets and net asset value per share of Provident Investment Counsel Small Company Growth Fund A, the accounting survivor of the reorganization, immediately before the acquisition was $2,193,162 and $20.60, respectively. The net assets immediately after the aquisition were $63,132,077.

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

--------------------------------------------------------------------------------

8 - SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

     On September 26, 2000, Old Mutual plc acquired UAM, PIC's indirect parent. A special meeting of shareholders of the Funds was held at the offices of Provident Investment Counsel, Inc. on October 27, 2000 and November 3, 2000. The shareholders of the Funds approved a new investment advisory agreement for their respective Portfolios as a result of the acquisition of PIC's parent company, UAM, by Old Mutual plc with the following votes:

                                               For        Against     Abstained
                                               ---        -------     ---------
Provident Investment Counsel
  Balanced Fund A                           2,055,138      1,914        18,819
Provident Investment Counsel
  Growth Fund A                               383,318         --            --
Provident Investment Counsel
  Mid Cap Fund A                              566,682        168         1,747
Provident Investment Counsel
  Small Company Growth Fund A               2,353,778        201            --
Provident Investment Counsel
  Growth Fund B                                83,389      5,263            --
Provident Investment Counsel
  Mid Cap Fund B                              254,740      2,843         1,204
Provident Investment Counsel
  Small Company Growth Fund B                  89,692         --            --
Provident Investment Counsel
  Mid Cap Fund C                               27,310      6,393            --
Provident Investment Counsel
  Small Company Growth Fund C                   4,837         --            --

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

REPORT OF INDEPENDENT ACCOUNTS
--------------------------------------------------------------------------------

To the Board of Trustees of PIC Investment Trust and the Shareholders of:

     Provident Investment Counsel Balanced Fund A
     Provident Investment Counsel Growth Fund A
     Provident Investment Counsel Growth Fund B
     Provident Investment Counsel Mid Cap Fund A
     Provident Investment Counsel Mid Cap Fund B
     Provident Investment Counsel Mid Cap Fund C
     Provident Investment Counsel Small Company Growth Fund A
     Provident Investment Counsel Small Company Growth Fund B
     Provident Investment Counsel Small Company Growth Fund C
     Provident Investment Counsel Technology Fund A

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the above named Funds of PIC Investment Trust (the "Trust") at October 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial highlights for each of periods prior to November 1, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
December 15, 2000

                             PIC Balanced Portfolio

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
EQUITY SECURITIES-- 60.4%

Automobiles-- 0.6%
   5,000      Harley-Davidson, Inc.                                $    240,937
                                                                   ------------
Biotechnology-- 1.4%
   2,700      IDEC Pharmaceuticals Corp.*                               529,538
                                                                   ------------
Building Products-- 0.9%
   7,300      Lowe's Companies, Inc.                                    333,519
                                                                   ------------
Computer Services-- 5.0%
   2,700      Juniper Networks, Inc.*                                   526,500
  12,000      Sun Microsystems, Inc.*                                 1,330,500
                                                                   ------------
                                                                      1,857,000
                                                                   ------------
Computer Software-- 5.0%
   6,200      Adobe Systems, Inc.                                       471,587
  10,000      BEA Systems, Inc.*                                        717,500
   1,800      i2 Technologies, Inc.*                                    306,000
  10,800      Oracle Systems Corp.*                                     356,400
                                                                   ------------
                                                                      1,851,487
                                                                   ------------
Discount Retailers--0.8%
   7,500      Dollar Tree Stores, Inc.*                                 293,438
                                                                   ------------
Diversified Financial Services-- 3.2%
  14,600      Morgan Stanley Dean Witter & Co.                        1,172,562
                                                                   ------------
Drugs & Pharmaceuticals-- 8.7%
   4,600      ALZA Corporation*                                         372,312
   9,800      American Home Products Corp.                              622,300
  11,400      Elan Corp plc, ADR*                                       592,087
   6,100      Immunex Corp.*                                            259,631
  14,300      Pfizer, Inc.                                              617,581
   8,000      Pharmacia Corp.                                           440,000
   5,000      Watson Pharmaceuticals, Inc.*                             312,812
                                                                   ------------
                                                                      3,216,723
                                                                   ------------
Electric Components/Semiconductor-- 4.9%
   7,500      Analog Devices, Inc.*                                     487,500
   4,800      Applied Micro Circuits Corp.*                             366,600
   5,200      QLogic Corp.*                                             503,100
   1,800      SDL, Inc.*                                                466,650
                                                                   ------------
                                                                      1,823,850
                                                                   ------------
Electrical Equipment/Peripherals-- 3.3%
  13,700      EMC Corp.*                                              1,220,156
                                                                   ------------
Electrical Products-- 1.9%
  13,000      General Electric Co.                                      712,562
                                                                   ------------
Entertainment & Leisure-- 1.4%
   9,400       Viacom, Inc.-Class B*                                    534,625
                                                                   ------------
Financial Services-- 1.4%
  11,800      Stilwell Financial, Inc.                                  528,788
                                                                   ------------
Internet Services-- 4.1%
  15,000      America Online, Inc.*                                     756,450
   4,400      Ariba, Inc.*                                              556,050
   1,700      VeriSign, Inc.*                                           224,400
                                                                   ------------
                                                                      1,536,900
                                                                   ------------
Medical    & Dental Products-- 1.1%
   5,000      Allergan, Inc.                                            420,313
                                                                   ------------
Natural Gas Products & Pipelines-- 0.8%
   3,600      Enron Corp.                                               295,425
                                                                   ------------
Networking-- 6.1%
   1,700      Broadcom Corp.- Class A*                                  378,038
  28,700      Cisco Systems, Inc.*                                    1,546,213
   2,900      Network Appliance, Inc.*                                  345,100
                                                                   ------------
                                                                      2,269,351
                                                                   ------------
Specialty Retail-- 0.8%
   5,400      Kohl's Corp.*                                             292,613
                                                                   ------------
Supermarkets-- 1.7%
  11,300      Safeway, Inc.*                                            617,969
                                                                   ------------
Telecommunications-- 6.7%
   7,900      CIENA Corp.*                                              830,488
  17,100      Corning, Inc.                                           1,308,150
   3,900      Nokia Corp., ADR                                          166,725
   4,200      Nortel Networks Corp.                                     191,100
                                                                   ------------
                                                                      2,496,463
                                                                   ------------
Telephone-- 0.6%
  10,500      McLeodUSA, Inc.- Class A*                                 202,125
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost $18,719,215)                                                 22,446,344
                                                                   ------------

See accompanying Notes to Financial Statements.

                             PIC Balanced Portfolio

--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES-- 40.1%

Bank and Insurance Bonds-- 4.5%
$   300,000   American General Capital II,
              8.500%, 7/1/2030                                     $    299,426
    310,000   Bank of America Corp.,
              7.875%, 5/16/2005                                         318,509
    390,000   Bank One Corp.,
              7.625%, 8/1/2005                                          394,412
    350,000   FleetBoston Financial,
              7.250%, 9/15/2005                                         351,768
    300,000   Repsol International Finance,
              7.450%, 7/17/2005                                         301,043
                                                                   ------------
                                                                      1,665,158
                                                                   ------------
Corporate Bonds-- 3.0%
    375,000   Hanson Overseas B.V.,
              7.375%, 1/15/2003                                         375,225
    100,000   Hertz Corp.,
              6.000%, 1/15/2003                                          97,973
    300,000   Household Bank FSB,
              6.500%, 7/15/2003                                         296,159
    350,000   Progressive Corp.,
              10.125%, 12/15/2000                                       351,157
                                                                   ------------
                                                                      1,120,514
                                                                   ------------
Electric Utility Bonds-- 1.4%
    500,000   Dominion Resources,
              7.625%, 7/15/2005                                         505,038
                                                                   ------------
Federal National Mortgage Agency-- 2.0%
    700,000   FNMA,
              7.25%, 5/15/2030                                          742,181
                                                                   ------------
Finance Bonds-- 3.4%
    300,000   Citigroup, Inc.,
              7.250%, 10/1/2010                                         298,128
    320,000   General Motors Acceptance Corp.,
              7.500%, 7/15/2005                                         323,106
    100,000   Household Finance Corp.,
              5.875%, 9/25/2004                                          95,352

    250,000   Household Finance Corp.,
              8.000%, 7/15/2010                                         253,261
    300,000   Paine Webber Group, Inc.,
              6.450%, 12/1/2003                                         296,007
                                                                   ------------
                                                                      1,265,854
                                                                   ------------
Foreign Issues-- 0.8%
    300,000   Province of Quebec,
              7.500%, 9/15/2029                                         304,380
                                                                   ------------
Industrial Bonds-- 4.9%
    250,000   Deutsche Telekom International Finance,
              7.750%, 6/15/2005                                         254,498
    613,200   PDVSA Finance Ltd.,
              8.750%, 2/15/2004                                         608,601
    550,000   Telefonica Europe,
              7.750%, 9/15/2010                                         553,474
    400,000   TRW, Inc.,
              6.500%, 6/1/2002                                          392,934
                                                                   ------------
                                                                      1,809,507
                                                                   ------------
Treasury Obligations-- 20.1%
    780,000   U.S Treasury Notes,
              6.500%, 2/28/2002                                         783,214
  1,050,000   U.S Treasury Notes,
              6.500%, 3/31/2002                                       1,055,259
    500,000   U.S Treasury Notes,
              6.750%, 5/15/2005                                         518,516
  3,000,000   U.S Treasury Notes,
              6.250%, 2/15/2007                                       3,060,939
    520,000   U.S Treasury Bonds,
              9.000%, 11/15/2018                                        689,487
  1,310,000   U.S Treasury Bonds,
              6.125%, 8/15/2029                                       1,357,079
                                                                   ------------
                                                                      7,464,494
                                                                   ------------
TOTAL FIXED INCOME SECURITIES
  (cost $14,787,287)                                                 14,877,126
                                                                   ------------

See accompanying Notes to Financial Statements.

                             PIC Balanced Portfolio

--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS-- 1.9%
$   347,218   Temporary Investment Fund Inc. -
              Temp Cash                                            $    347,218
    347,218   Temporary Investment Fund Inc. -
              Temp Fund                                                 347,218

TOTAL MONEY MARKET INVESTMENTS
  (cost $694,436)                                                       694,436
                                                                   ------------
TOTAL INVESTMENTS: 102.4%
  (cost $34,200,938)                                                 38,017,906
                                                                   ------------
OTHER ASSETS-- 1.9%
  Receivables
     Securities sold                                                    413,212
     Dividends and interest                                             275,831
     Shares of beneficial interests sold                                  9,412
  Other assets                                                            1,207
                                                                   ------------
     Total Other Assets                                                 699,662
                                                                   ------------
TOTAL ASSETS                                                         38,717,568
                                                                   ------------
LIABILITIES-- (4.3%)
Payables
  Securities purchased                                                1,535,102
  Shares of beneficial interests redeemed                                 5,670
  Due to advisor (Note 3)                                                10,326
  Deferred trustees' compensation (Note 3)                               29,970
                                                                   ------------
Accrued expenses                                                         32,717
                                                                   ------------
  Total Liabilities                                                   1,613,785
                                                                   ------------

NET ASSETS-- 100.0%                                                  37,103,783

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                              PIC Growth Portfolio

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
EQUITY SECURITIES-- 93.3%

Automobiles-- 1.1%
  45,200      Harley-Davidson, Inc.                                $  2,178,075
                                                                   ------------
Biotechnology-- 2.8%
  18,700      IDEC Pharmaceuticals Corp.*                             3,667,538
  40,400      Immunex Corp.*                                          1,719,525
                                                                   ------------
                                                                      5,387,063
                                                                   ------------
Building Products-- 1.4%
  57,800      Lowe's Companies, Inc.                                  2,640,738
                                                                   ------------
Computer Services-- 8.4%
  12,600      Amdocs Ltd.*                                              816,638
  18,600      Juniper Networks, Inc.*                                 3,627,000
 104,200      Sun Microsystems, Inc.*                                11,553,175
                                                                   ------------
                                                                     15,996,813
                                                                   ------------
Computer Software-- 6.9%
  57,200      Adobe Systems, Inc.                                     4,350,775
  54,100      BEA Systems, Inc.*                                      3,881,675
  12,500      i2 Technologies, Inc.*                                  2,125,000
  85,800      Oracle Corp.*                                           2,831,400
                                                                   ------------
                                                                     13,188,850
                                                                   ------------
Discount Retailers-- 0.5%
  25,600      Dollar Tree Stores, Inc.*                               1,001,600
                                                                   ------------
Diversified Financial Services-- 4.8%
 115,100      Morgan Stanley Dean Witter & Co.                        9,243,969
                                                                   ------------
Drugs & Pharmaceuticals-- 14.3%
  54,100      Alza Corp.*                                             4,378,719
  73,900      American Home Products Corp.                            4,692,650
  81,900      Elan Corp plc, ADR*                                     4,253,681
 166,250      Pfizer, Inc.                                            7,179,922
  83,900      Pharmacia Corp.                                         4,614,500
  36,700      Watson Pharmaceuticals, Inc.*                           2,296,044
                                                                   ------------
                                                                     27,415,516
                                                                   ------------
Electric Components/Semiconductors-- 7.8%
  78,600      Analog Devices, Inc.*                                   5,109,000
  38,400      Applied Micro Circuits Corp.*                           2,932,800
  43,700      QLogic Corp.*                                           4,227,975
   9,800      SDL, Inc.*                                              2,540,650
                                                                   ------------
                                                                     14,810,425
                                                                   ------------
Electrical Equipment/Peripherals-- 5.6%
 119,400      EMC Corp.*                                             10,634,062
                                                                   ------------
Electrical Products-- 4.7%
 162,600      General Electric Co.                                    8,912,512
                                                                   ------------
Entertainment & Leisure-- 2.2%
  72,550      Viacom, Inc.-Class B*                                   4,126,281
                                                                   ------------
Financial Services-- 2.0%
  87,000      Stilwell Financial, Inc.                                3,898,687
                                                                   ------------
Internet Services-- 6.7%
 134,100      America Online, Inc.*                                   6,762,663
  34,300      Ariba, Inc.*                                            4,334,662
  12,300      VeriSign, Inc.*                                         1,623,600
                                                                   ------------
                                                                     12,720,925
                                                                   ------------
Medical & Dental Products-- 1.8%
  42,000      Allergan, Inc.                                          3,530,625
                                                                   ------------
Networking-- 9.9%
  12,600      Broadcom Corp.- Class A*                                2,801,925
 251,100      Cisco Systems, Inc.*                                   13,528,012
  21,000      Network Appliance, Inc.*                                2,499,000
                                                                   ------------
                                                                     18,828,937
                                                                   ------------
Specialty Retail-- 1.1%
  40,516      Kohl's Corp.*                                           2,195,461
                                                                   ------------
Supermarkets-- 2.5%
  86,000      Safeway, Inc.*                                          4,703,125

Telecommunications-- 8.3%
  53,800      CIENA Corp.*                                            5,655,725
 115,800      Corning, Inc.                                           8,858,700
  30,400      Nokia Corp., ADR                                        1,299,600
       1      Nortel Networks Corp.                                          46
                                                                   ------------
                                                                     15,814,071
                                                                   ------------
Telephone-- 0.5%
  50,800      McLeodUSA, Inc.- Class A*                                 977,900
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost $143,901,361)                                               178,205,635
                                                                   ------------
See accompanying Notes to Financial Statements.

                         PIC Growth Portfolio

--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS-- 5.8%
$ 5,499,597   Temporary Investment Fund Inc. -
              Temp Cash                                            $  5,499,597
  5,499,597   Temporary Investment Fund Inc. -
              Temp Fund                                            $  5,499,597
                                                                   ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $10,999,194)                                                 10,999,194
                                                                   ------------
TOTAL INVESTMENTS: 99.1%
  (cost $154,900,555)                                               189,204,829
                                                                   ------------
OTHER ASSETS-- 1.0%
Receivables
  Securities sold                                                     1,917,399
  Dividends and interest                                                 40,143
  Shares of beneficial interests sold                                    26,953
Prepaid insurance                                                         1,008
Other assets                                                             23,317
                                                                   ------------
  Total Other Assets                                                  2,008,820
                                                                   ------------
TOTAL ASSETS                                                        191,213,649
                                                                   ------------
LIABILITIES-- (0.1%)
Payables
  Shares of beneficial interests redeemed                                 3,568
  Due to advisor (Note 3)                                               144,412
Deferred trustees' compensation (Note 3)                                 67,694
Accrued expenses                                                         56,177
                                                                   ------------
  Total Liabilities                                                     271,851
                                                                   ------------
NET ASSETS-- 100.0%                                                $190,941,798
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                              PIC Mid-Cap Portfolio

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
EQUITY SECURITIES-- 90.3%

Airlines -- 1.5%
  17,250   Ryanair Holdings plc ADS*                               $    695,391
                                                                   ------------
Biotechnology-- 6.5%
   8,400   Abgenix, Inc.*                                               662,550
   8,100   Celgene Corp.*                                               521,437
   7,800   Myriad Genetics, Inc.*                                       936,000
   7,000   Millennium Pharmaceuticals, Inc.*                            507,938
   8,850   QLT Photo Therapeutics, Inc.*                                440,149
                                                                   ------------
                                                                      3,068,074
                                                                   ------------
Computer Services-- 5.6%
  15,900   Amdocs, Ltd.*                                              1,030,519
  18,600   BISYS Group, Inc.*                                           876,525
   8,100   webMethods, Inc.*                                            719,887
                                                                   ------------
                                                                      2,626,931
                                                                   ------------
Computer Software-- 9.2%
  10,000   Adobe Systems, Inc.                                          760,625
  12,400   Liberate Technologies, Inc.*                                 236,375
   4,800   Macrovision Corp.*                                           349,800
  11,850   Mercury Interactive Corp.*                                 1,315,350
  12,300   Quest Software, Inc.*                                        537,356
  18,550   Rational Software Corp.*                                   1,107,203
                                                                   ------------
                                                                      4,306,709
                                                                   ------------
Discount   Retailers-- 1.3%
  15,050   Dollar Tree Stores, Inc.*                                    588,831
                                                                   ------------
Drugs & Pharmaceuticals-- 12.9%
  13,050   ALZA Corp.*                                                1,056,234
  11,400   Andrx Corp.-Andrx Group*                                     820,800
   6,200   Cephalon, Inc.*                                              332,475
       1   Cybear Group*                                                      1
  15,600   IVAX Corp.*                                                  678,600
  16,237   King Pharmaceuticals, Inc.*                                  727,621
  14,650   Teva Pharmaceuticals Industries, Ltd. ADR                    866,181
  17,100   Vertex Pharmaceuticals, Inc.*                              1,592,170
                                                                   ------------
                                                                      6,074,082
                                                                   ------------
Electronic Components/Semiconductor-- 11.3%
   5,050   Cree, Inc.*                                                  501,212
   3,600   Elantec Semiconductor, Inc.*                                 400,500
   9,000   Integrated Device Technology, Inc.*                          506,812
  17,700   Intersil Holding Corp.*                                      848,494
  16,300   Jabil Circuit, Inc.*                                         930,119
   6,050   Marvell Technology Group Ltd*                                337,287
   9,000   QLogic Corp.*                                                870,750
  20,950   SCI Systems, Inc.*                                           900,850
                                                                   ------------
                                                                      5,296,024
                                                                   ------------
Electrical Equipment/Peripherals-- 3.3%
  27,000   TranSwitch Corp.*                                          1,559,250
                                                                   ------------
Electric Power-- 4.3%
  10,300   Calpine Corp.*                                               813,056
  13,050   Montana Power Co.                                            368,662
  30,500   Southern Energy, Inc.*                                       831,125
                                                                   ------------
                                                                      2,012,843
                                                                   ------------
Entertainment & Leisure-- 1.1%
  25,800   Metro-Goldwyn-Mayer, Inc.*                                   507,937
                                                                   ------------
Financial Services-- 8.6%
  14,700   AMBAC Financial Group, Inc.                                1,173,244
  16,000   Capital One Financial Corp.                                1,010,000
  21,300   Metris Companies, Inc.                                       689,588
  15,700   PMI Group, Inc.                                            1,159,838
                                                                   ------------
                                                                      4,032,670
                                                                   ------------
Internet Services-- 10.0%
  12,150   Agile Software Corp.*                                        915,806
   7,300   Ariba, Inc.*                                                 922,538
   6,150   CacheFlow, Inc.*                                             664,200
   8,500   Interwoven, Inc. *                                           856,375
  21,925   Intuit, Inc.*                                              1,347,017
                                                                   ------------
                                                                      4,705,936
                                                                   ------------

See accompanying Notes to Financial Statements.

                              PIC Mid Cap Portfolio

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
Medical & Dental Products-- 1.4%
   7,900   Allergan, Inc.                                          $    664,094
                                                                   ------------
Medical Instruments-- 2.1%
   4,400   Affymetrix, Inc.*                                            243,650
   3,700   IDEC Pharmaceuticals Corp.*                                  725,663
                                                                   ------------
                                                                        969,313
                                                                   ------------
Networking-- 3.6%
  14,000   Extreme Networks, Inc.*                                    1,161,125
   6,200   McData Corp.-Class B*                                        516,828
                                                                   ------------
                                                                      1,677,953
                                                                   ------------
Oil & Gas Exploration/Production-- 2.2%
  25,600   Global Marine, Inc.*                                         678,400
   6,525   Nabors Industries, Inc.*                                     332,123
                                                                   ------------
                                                                      1,010,523
                                                                   ------------
Oil Field Services-- 0.8%
  11,225   Ensco International, Inc.                                    373,231
                                                                   ------------
Scientific Instruments-- 1.3%
   5,100   PerkinElmer, Inc.                                            609,450
                                                                   ------------
Specialty Retail-- 0.6%
   6,800   Tiffany & Co.                                                290,275
                                                                   ------------
Telecommunications-- 2.7%
     400   Adtran, Inc.*                                                 15,200
  18,100   Spectrasite Holdings, Inc.*                                  357,475
  14,900   Time Warner Telecom, Inc.-Class A*                           888,413
                                                                   ------------
                                                                      1,261,088
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost $33,258,377)                                                 42,330,605
                                                                   ------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS-- 7.2%
 $1,696,590   Temporary Investment, Inc. -
              Temp Cash                                            $  1,696,590
  1,696,590   Temporary Investment Fund, Inc. -
              Temp Fund                                               1,696,590
                                                                   ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $3,393,180)                                                   3,393,180
                                                                   ------------
TOTAL INVESTMENTS: 97.5%
  (cost $36,651,557)                                                 45,723,785
                                                                   ------------
OTHER ASSETS -- 3.3%
Receivables:
  Securities sold                                                     1,336,469
  Shares of beneficial interests sold                                   166,494
  Dividends and interest                                                 21,274
Prepaid insurance                                                           275
                                                                   ------------
  Total Other Assets                                                  1,524,512
                                                                   ------------
TOTAL ASSETS                                                         47,248,297
                                                                   ------------
LIABILITIES -- (0.8%)
Payables:
  Securities purchased                                                  253,722
  Shares of beneficial interests redeemed                                48,195
  Due to advisor (Note 3)                                                22,214
  Deferred trustees' compensation (Note 3)                               10,400
Accrued expenses                                                         26,462
                                                                   ------------
  Total Liabilities                                                     360,993
                                                                   ------------
NET ASSETS - 100.0%                                                $ 46,887,304
                                                                   ============

* Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                             PIC Small Cap Portfolio

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
EQUITY SECURITIES-- 96.3%

Airlines -- 2.1%
  64,440   Ryanair Holdings plc ADS*                               $  2,597,737
  73,400   Skywest, Inc.                                              3,706,700
                                                                   ------------
                                                                      6,304,437
                                                                   ------------
Apparel & Shoes-- 0.9%
  82,700   Hot Topic, Inc.*                                           2,832,475
                                                                   ------------
Auto Parts-- 0.8%
  92,900   Gentex Corp.*                                              2,299,275
                                                                   ------------
Banks-- 0.8%
  42,100   Commerce Bancorp, Inc.                                     2,549,681
                                                                   ------------
Biotechnology-- 12.1%
  48,300   Alkermes, Inc.*                                            1,790,119
  46,300   Aurora Biosciences Corp.*                                  2,821,406
  21,900   Bruker Daltonics, Inc.*                                      750,075
  48,300   Cell Therapeutics, Inc.*                                   3,230,817
  35,600   Charles River Laboratories International, Inc.*              934,500
  31,300   CuraGen Corp.*                                             2,022,762
  60,050   Digene Corp.*                                              1,948,810
  48,200   Eden Bioscience Corp.*                                     1,825,575
  17,900   Genencor International, Inc.*                                492,250
  23,000   Illumina, Inc.*                                              747,500
  48,800   Invitrogen Corp.*                                          3,711,850
  43,600   Large Scale Biology Corp.*                                   809,325
  29,600   Medarex, Inc.*                                             1,809,300
  44,200   Myriad Genetics, Inc.*                                     5,304,000
  18,300   OSI Pharmaceuticals, Inc.*                                 1,317,600
  55,250   Paradigm Genetics, Inc.*                                     877,094
  41,100   Sangamo Biosciences, Inc.*                                 1,071,169
  62,600   Titan Pharmaceuticals, Inc.*                               2,634,208
  26,000   Vertex Pharmaceuticals, Inc.*                              2,420,844
                                                                   ------------
                                                                     36,519,204
                                                                   ------------
Business Services-- 2.4%
  20,800   Corporate Executive Board Co.*                               959,400
  39,300   CoStar Group, Inc.*                                        1,228,125
  70,500   Iron Mountain, Inc.*                                       2,383,781
  99,400   Teletech Holdings, Inc.*                                   2,758,350
                                                                   ------------
                                                                      7,329,656
                                                                   ------------
Computer Services-- 8.5%
 114,600   Bisys Group, Inc.*                                         5,400,525
  35,400   Cerner Corp.*                                              2,192,587
  46,000   Digital Lightwave, Inc.*                                   2,331,625
  44,900   Globix Corp.*                                                454,612
 101,200   Henry Jack & Associates, Inc.                              5,566,000
  25,700   Manhattan Associates, Inc.*                                1,645,202
  60,100   Network Engines, Inc.*                                     1,878,125
  53,850   Nice Systems, Ltd. ADR*                                    2,517,487
  44,200   Optimal Robotics Corp.*                                    1,486,225
  47,700   Vastera, Inc.*                                               846,675
  58,300   Versata, Inc.*                                               961,950
                                                                   ------------
                                                                     25,281,013
                                                                   ------------
Computer Software-- 8.7%
 105,500   Actuate Corp.*                                             2,973,781
  83,350   Aspen Technology, Inc.*                                    3,443,397
  10,700   Business Objects S.A. ADS*                                   843,127
  42,800   Docent, Inc.*                                              1,102,100
  70,500   Informatica Corp.*                                         6,662,250
  27,600   Manugistics Group, Inc.*                                   3,144,675
  54,700   National Instruments Corp.*                                2,553,806
  29,663   NetIQ, Corp.*                                              2,554,726
  30,800   OTG Software, Inc.*                                          970,200
  27,800   Software Technologies Corp.*                                 472,600
  11,541   webMethods, Inc.*                                          1,025,706
                                                                   ------------
                                                                     25,746,368
                                                                   ------------
Credit & Finance-- 0.8%
  85,700   AmeriCredit Corp.*                                         2,303,187
                                                                   ------------
Discount Retailers-- 0.9%
 115,033   99 Cents Only Stores, Inc.*                                2,581,053
                                                                   ------------

See accompanying Notes to Financial Statements.

                             PIC Small Cap Portfolio

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
Drugs & Pharmaceuticals-- 6.1%
  38,500   Alpharma, Inc.- Class A                                 $  1,494,281
  98,800   Cephalon, Inc.*                                            5,298,150
   7,600   Durect Corp.*                                                113,525
  99,000   Dusa Pharmaceuticals, Inc.*                                2,586,375
  93,700   K-V Pharmaceutical Co.-Class A*                            3,648,444
  6,150    K-V Pharmaceutical Co.-Class B*                              239,850
  51,500   Medicis Pharmaceutical Corp.-Class A*                      3,791,687
  49,300   Praecis Pharmaceuticals, Inc.*                             1,250,987
                                                                   ------------
                                                                     18,423,299
                                                                   ------------
Educational Programs-- 0.7%
  31,450   DeVry, Inc.*                                               1,161,684
  41,450   University of Phoenix Online*                              1,088,062
                                                                   ------------
                                                                      2,249,746
                                                                   ------------
Electric Components/Semiconductor-- 16.5%
  84,500   ASM International, N.V.*                                   1,357,281
  67,500   Benchmark Electronics,Inc.*                                2,716,875
  23,275   Brooks Automation, Inc.*                                     616,787
  30,000   DuPont Photomasks, Inc.*                                   1,683,750
  55,900   Elantec Semiconductor, Inc.*                               6,218,875
  58,200   Exar Corp.*                                                2,600,812
  36,600   Galileo Technology, Ltd.*                                    992,775
  80,200   Lattice Semiconductor Corp.*                               2,340,837
  44,600   LightPath Technologies, Inc.-Class A*                      1,215,350
  42,800   MatrixOne, Inc.*                                           1,270,625
 233,600   Oak Technology, Inc.*                                      6,555,400
  79,000   Orbotech, Ltd.*                                            4,182,062
  18,600   Pixelworks, Inc.*                                            619,613
  95,200   Plexus Corp.*                                              6,003,550
  31,000   Sawtek, Inc.*                                              1,577,125
  54,200   Semtech Corp.*                                             1,747,950
  51,600   Sipex Corp.*                                               2,031,750
  65,700   Symyx Technologies, Inc.*                                  3,100,219
  36,650   Tripath Technology, Inc.*                                  1,072,013
  51,500   Tvia, Inc.*                                                  843,313
  15,200   Veeco Instruments, Inc.*                                   1,006,288
                                                                   ------------
                                                                     49,753,250
                                                                   ------------
Electrical Equipment/Peripherals-- 2.4%
  25,350   Anaren Microwave, Inc.*                                    2,636,400
  29,100   Shaw Group, Inc.*                                          2,371,650
  37,350   TranSwitch Corp.*                                          2,156,963
                                                                   ------------
                                                                      7,165,013
                                                                   ------------
Electronics-- 0.8%
  36,500   InFocus Corp.*                                             1,612,844
  15,100   Keithley Instruments, Inc.                                   807,850
                                                                   ------------
                                                                      2,420,694
                                                                   ------------
Entertainment & Leisure-- 0.4%
 105,470   Fairfield Communities, Inc.*                               1,338,151
                                                                   ------------
Financial Services-- 2.0%
 105,000   Metris Companies, Inc.                                     3,399,375
  38,400   PMI Group, Inc.                                            2,836,800
                                                                   ------------
                                                                      6,236,175
                                                                   ------------
Food & Restaurants-- 1.7%
  13,000   California Pizza Kitchen, Inc.*                              455,000
  45,350   Performance Food Group, Co.*                               1,836,675
 120,925   Rare Hospitality International, Inc.*                      2,811,506
                                                                   ------------
                                                                      5,103,181
                                                                   ------------
Home Furnishings-- 0.6%
  54,200   Linens `n Things, Inc.*                                    1,666,650
                                                                   ------------
Hospitals -- 0.8%
  41,600   Community Health Systems*                                  1,172,600
  34,000   LifePoint Hospitals, Inc.*                                 1,317,500
                                                                   ------------
                                                                      2,490,100
                                                                   ------------
Internet Services-- 4.1%
  57,100   Agile Software Corp.*                                      4,303,913
  23,000   Equinix, Inc.*                                               224,250
  56,500   Interwoven, Inc.*                                          5,692,375
  34,200   Radware, Ltd.*                                               773,775
  43,250   WebTrends Corp.*                                           1,390,082
                                                                   ------------
                                                                     12,384,395
                                                                   ------------

See accompanying Notes to Financial Statements.

                             PIC Small Cap Portfolio

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
Manufacturing-- Electronic Office Computing-- 0.5%
  60,600   Mentor Graphics Corp.*                                  $  1,420,313
                                                                   ------------
Medical & Dental Products-- 0.5%
  32,050   Zoll Medical Corp.*                                        1,588,478
                                                                   ------------
Medical Instruments-- 2.1%
 227,300   ESC Medical Systems, Ltd.*                                 3,537,356
  22,900   Molecular Devices Corp.*                                   1,565,788
  45,700   Novoste Corp.*                                             1,153,925
                                                                   ------------
                                                                      6,257,069
                                                                   ------------
Medical/Dental Services-- 1.2%
  50,750   Accredo Health, Inc.*                                      2,194,938
 103,300   Amsurg Corp.-Class A*                                      1,510,763
                                                                   ------------
                                                                      3,705,701
                                                                   ------------
Networking-- 1.3%
  39,150   JNI Corp.*                                                 3,486,797
  20,900   Stanford Microdevices, Inc.*                                 523,806
                                                                   ------------
                                                                      4,010,603
                                                                   ------------
Oil & Gas Production-- 1.9%
  67,100   National-Oilwell, Inc.*                                    1,962,675
  86,000   Precision Drilling Corp.*                                  2,461,750
  21,100   Triton Energy Corp.*                                         648,825
  33,200   UTI Energy Corp.*                                            666,075
                                                                   ------------
                                                                      5,739,325
                                                                   ------------
Offshore Drilling-- 1.7%
  48,800   Dril-Quip, Inc.*                                           1,610,400
 134,100   Pride International, Inc.*                                 3,394,406
                                                                   ------------
                                                                      5,004,806
                                                                   ------------
Oil Field Services/Equipment-- 2.5%
   5,900   Atwood Oceanics, Inc.*                                       198,019
  50,600   Core Laboratories N.V.*                                    1,091,063
  78,700   Hanover Compressor Co.*                                    2,567,588
 112,800   Marine Drilling Companies, Inc.*                           2,693,100
  34,700   Patterson Energy, Inc.*                                      975,938
                                                                   ------------
                                                                      7,525,708
                                                                   ------------
Pollution Control-- 0.6%
 124,900   Newpark Resources, Inc.*                                   1,124,100
  32,525   Waste Connections, Inc.*                                     831,420
                                                                   ------------
                                                                      1,955,520
                                                                   ------------
Publishing/Advertising-- 2.1%
 126,000   Catalina Marketing Corp.*                                  4,945,500
   8,600   Getty Images, Inc.*                                          273,050
  83,550   Playboy Enterprises, Inc.-Class B*                         1,080,928
                                                                   ------------
                                                                      6,299,478
                                                                   ------------
Specialty Retail-- 1.0%
  54,850   Cost Plus, Inc.*                                           1,535,800
  92,600   Electronics Boutique Holdings Corp.*                       1,446,875
                                                                   ------------
                                                                      2,982,675
                                                                   ------------
Telecommunications-- 5.5%
  18,300   AirGate Pcs, Inc.*                                           711,413
  84,200   AudioCodes, Ltd.*                                          3,331,163
  87,600   Floware Wireless Systems Ltd.*                             1,199,025
  64,400   MCK Communications, Inc.*                                  1,006,250
  74,300   SBA Communications, Corp.*                                 3,724,288
  65,900   Sirius Satellite Radio, Inc.*                              3,311,475
  84,900   Tekelec*                                                   3,125,381
                                                                   ------------
                                                                     16,408,995
                                                                   ------------
Trucking-- 1.3%
  93,050   Forward Air Corp.*                                         3,826,681
                                                                   ------------
TOTAL EQUITY SECURITIES
(cost $224,754,437)                                                 289,702,355
                                                                   ------------

See accompanying Notes to Financial Statements.

                             PIC Small Cap Portfolio

--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
MONEY MARKET INVESTMENTS-- 5.9%
 $8,850,013   Temporary Investment Fund Inc. -
              Temp Cash                                            $  8,850,013
  8,850,013   Temporary Investment Fund Inc. -
              Temp Fund                                               8,850,013
                                                                   ------------
TOTAL MONEY MARKET INVESTMENTS
  (cost $17,700,026)                                                 17,700,026
                                                                   ------------
TOTAL INVESTMENTS: 102.2%
  (cost $242,454,463)                                               307,402,381
                                                                   ------------
OTHER ASSETS -- 0.1%
Receivables:
  Securities sold                                                       196,573
  Interest                                                              100,009
  Shares of beneficial interests sold                                    30,837
  Prepaid insurance                                                       1,099
Other assets                                                             16,332
                                                                   ------------
  Total Other Assets                                                    344,850
                                                                   ------------
TOTAL ASSETS                                                        307,747,231
                                                                   ------------
LIABILITIES -- (2.3%)
Payables:
  Securities purchased                                                6,342,045
  Shares of beneficial interests redeemed                               116,286
  Due to advisor (Note 3)                                               215,413
  Deferred trustees' compensation (Note 3)                               65,062
Accrued expenses                                                         81,957
                                                                   ------------
  Total Liabilities                                                   6,820,763
                                                                   ------------
NET ASSETS-- 100.0%                                                $300,926,468
                                                                   ============

* Non-income producing security
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

                            PIC Technology Portfolio

STATEMENT OF NET ASSETS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
EQUITY SECURITIES-- 91.4%

Biotechnology-- 4.3%
   1,380   Abgenix, Inc.*                                          $    108,847
   1,240   Titan Pharmaceuticals, Inc.*                                  52,179
   2,130   Vertex Pharmaceuticals, Inc.*                                198,323
                                                                   ------------
                                                                        359,349
                                                                   ------------
Computer Services-- 8.8%
   1,325   Check Point Software Technologies Ltd.*                      209,847
   1,130   Juniper Networks, Inc.*                                      220,350
   2,700   Sun Microsystems, Inc.*                                      299,362
                                                                   ------------
                                                                        729,559
                                                                   ------------
Computer Software-- 23.7%
   3,630   Actuate Corp.*                                               102,321
   3,700   Adobe Systems, Inc.                                          281,431
   2,785   BEA Systems, Inc.*                                           199,824
   1,760   i2 Technologies, Inc.*                                       299,200
   1,150   Informatica Corp.*                                           108,675
   2,810   Liberate Technologies, Inc.*                                  53,566
     610   Manugistics Group, Inc.*                                      69,502
   2,170   Mercury Interactive Corp.*                                   240,870
   2,500   Microsoft Corp.*                                             172,187
   1,200   NetIQ Corp.*                                                 103,350
   1,500   Oracle Corp.*                                                 49,500
   2,700   Quest Software, Inc.*                                        117,956
     750   Siebel Systems, Inc.*                                         78,703
     910   webMethods, Inc.*                                             80,876
                                                                   ------------
                                                                      1,957,961
                                                                   ------------
Electric Components/Semiconductor-- 12.9%
   1,340   Applied Micro Circuits Corp.*                                102,343
   1,020   Cree, Inc.*                                                  101,235
   1,200   Elantec Semiconductor, Inc.*                                 133,500
     980   Exar Corp.*                                                   43,794
   3,780   Flextronics International Ltd.*                              143,640
   1,980   Intel Corp.                                                   89,100
   1,040   Marvell Technology Group Ltd*                                 57,980
   2,940   Oak Technology, Inc.*                                         82,504
   1,560   QLogic Corp.*                                                150,930
     620   SDL, Inc.*                                                   160,735
                                                                   ------------
                                                                      1,065,761
                                                                   ------------
Electrical Equipment/Peripherals-- 6.2%
   3,320   EMC Corp.*                                                   295,687
     680     PMC-Sierra, Inc.*                                          115,260
   1,800   TranSwitch Corp*                                             103,950
                                                                   ------------
                                                                        514,897
                                                                   ------------
Internet Services-- 11.6%
   3,890   Agile Software Corp.*                                        293,209
     890   Ariba, Inc.*                                                 112,474
     850   Art Technology Group, Inc.*                                   53,338
   1,190   CacheFlow, Inc.*                                             128,520
   1,530   Interwoven, Inc.*                                            154,147
   1,010   VeriSign, Inc.*                                              133,320
   2,900   Vignette Corp.*                                               86,456
                                                                   ------------
                                                                        961,464
                                                                   ------------
Networking-- 13.1%
     800   Broadcom Corp.- Class A*                                     177,900
   1,200   Brocade Communications Systems, Inc.*                        272,850
   4,500   Cisco Systems, Inc.*                                         242,437
   1,500   Extreme Networks, Inc.*                                      124,406
     960   Network Appliance, Inc.*                                     114,240
   2,435   Sycamore Networks, Inc.*                                     154,014
                                                                   ------------
                                                                      1,085,847
                                                                   ------------
Telecommunications-- 10.8%
   2,680   CIENA Corp.*                                                 281,735
   2,955   Corning, Inc.                                                226,058
   2,130   Next Level Communications, Inc.*                              99,711
   3,020   Nortel Networks Corp.                                        137,410
   1,460   Research in Motion Ltd.*                                     146,000
                                                                   ------------
                                                                        890,914
                                                                   ------------
TOTAL EQUITY SECURITIES
  (cost $8,185,326)                                                   7,565,752
                                                                   ------------

See accompanying Notes to Financial Statements.

                            PIC Technology Portfolio

--------------------------------------------------------------------------------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-- 10.6%

COMMERCIAL PAPER-- 3.0%
$   250,000   American Express,
              6.580%, 11/01/2000                                   $    250,000
                                                                   ------------
MONEY MARKET INVESTMENTS-- 7.6%
    312,743   Temporary Investment Fund Inc. -
              Temp Fund                                                 312,743
    312,743   Temporary Investment Fund Inc. -
              Temp Cash                                                 312,743
                                                                   ------------
                                                                        625,486
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $875,486)                                                       875,486
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES: 102.0%
  (cost $9,060,812)                                                   8,441,238
                                                                   ------------
OTHER ASSETS -- 1.6%
Receivables:
  Securities sold                                                       130,199
  Dividends and interest                                                  3,900
  Shares of beneficial interests sold                                     2,692
                                                                   ------------
    Total Other Assets                                                  136,791
                                                                   ------------
TOTAL ASSETS                                                          8,578,029
                                                                   ------------
LIABILITIES -- (3.6%)
Payables:
  Securities purchased                                                  295,698
  Due to advisor (Note 3)                                                   779
                                                                   ------------
Accrued expenses                                                          5,272
                                                                   ------------
    Total Liabilities                                                   301,749
                                                                   ------------
NET ASSETS-- 100.0%                                                $  8,276,280
                                                                   ============

* Non-income producing security.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------

                                                     BALANCED        GROWTH          MID CAP        SMALL CAP       TECHNOLOGY
                                                     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends (Net of foreign taxes of $1,121,
     $8,963, $658, $0, $0) ........................ $    61,773    $    548,706    $     27,528    $     58,911    $        --
    Interest ......................................     903,245         420,975          91,793       1,197,675          8,991
                                                    -----------    ------------    ------------    ------------    -----------
      Total income ................................     965,018         969,681         119,321       1,256,586          8,991
                                                    -----------    ------------    ------------    ------------    -----------
  Expenses
    Investment advisory fees (Note 3) .............     226,539       1,667,220         226,136       2,771,902          4,841
    Accounting services fees ......................      66,153          86,480          64,620         109,009             --
    Administration fees (Note 3) ..................      37,756         208,403          45,552         346,488            605
    Trustees' fees ................................      19,062          33,100           9,648          31,869            198
    Custodian fees ................................      26,910          44,041          33,387         108,546             --
    Audit fees ....................................      19,441          23,378          10,998          24,982          3,122
    Legal fees ....................................       2,081          13,276           1,063          19,015            792
    Insurance expense .............................         827           2,964             262          10,778            158
    Miscellaneous .................................       6,019           7,032           4,000           9,917            396
                                                    -----------    ------------    ------------    ------------    -----------
      Total expenses ..............................     404,788       2,085,894         395,666       3,432,506         10,112
      Less: fees waived (Note 3) ..................    (102,737)         (1,869)       (104,920)             --         (4,062)
      Add: expenses recouped by advisor (Note 3) ..          --              --              --          32,371             --
                                                    -----------    ------------    ------------    ------------    -----------
      Net expenses ................................     302,051       2,084,025         290,746       3,464,877          6,050
                                                    -----------    ------------    ------------    ------------    -----------
        NET INVESTMENT INCOME (LOSS) ..............     662,967      (1,114,344)       (171,425)     (2,208,291)         2,941
                                                    -----------    ------------    ------------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments .........   3,318,415      38,535,191       8,519,208     112,241,729        (20,380)
  Net unrealized appreciation (depreciation) on
   investments ....................................      90,680     (17,116,729)      6,666,487      (1,397,996)      (619,574)
                                                    -----------    ------------    ------------    ------------    -----------
    Net realized and unrealized gain (loss) on
     investments ..................................   3,409,095      21,418,462      15,185,695     110,843,733       (639,954)
                                                    -----------    ------------    ------------    ------------    -----------
      NET INCREASE (DECREASE) IN NET
       ASSETS RESULTING FROM OPERATIONS ........... $ 4,072,062    $ 20,304,118    $ 15,014,270    $108,635,442    $  (637,013)
                                                    ===========    ============    ============    ============    ===========

* Commenced operations on September 29, 2000.

see accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               BALANCED                                GROWTH
                                                               PORTFOLIO                              PORTFOLIO
                                                  -----------------------------------    -----------------------------------
                                                     YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                  OCTOBER 31, 2000   OCTOBER 31, 1999    OCTOBER 31, 2000   OCTOBER 31, 1999
                                                  ----------------   ----------------    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ................     $     662,967      $     464,708       $  (1,114,344)     $    (811,454)
  Net realized gain (loss) on Investments .....         3,318,415         10,690,739          38,535,191         27,950,275
  Net unrealized appreciation (depreciation)
   on investments .............................            90,680         (4,247,201)        (17,116,729)        15,478,042
                                                    -------------      -------------       -------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................         4,072,062          6,908,246          20,304,118         42,616,863
                                                    -------------      -------------       -------------      -------------

TRANSACTIONS IN INTERESTS
  Contributions by Holders ....................         7,065,356         22,415,285          26,934,456         28,654,776
  Withdrawals by Holders ......................        (6,909,725)       (38,590,582)        (38,602,035)       (25,048,703)
                                                    -------------      -------------       -------------      -------------
  Net increase (decrease) in net assets from
   transactions in interests ..................           155,631        (16,175,297)        (11,667,579)         3,606,073
                                                    -------------      -------------       -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ...         4,227,693         (9,267,051)          8,636,539         46,222,936

NET ASSETS
  Beginning of period .........................        32,876,090         42,143,141         182,305,259        136,082,323
                                                    -------------      -------------       -------------      -------------
  END OF PERIOD ...............................     $  37,103,783      $  32,876,090       $ 190,941,798      $ 182,305,259
                                                    =============      =============       =============      =============

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                MID CAP                              SMALL CAP
                                                               PORTFOLIO                             PORTFOLIO
                                                  -----------------------------------   -----------------------------------
                                                     YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                  OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 2000   OCTOBER 31, 1999
                                                  ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ................     $   (171,425)      $     (44,436)     $  (2,208,291)     $  (1,771,238)
  Net realized gain (loss) on Investments .....        8,519,208           1,053,933        112,241,729         48,594,775
  Net unrealized appreciation (depreciation)
   on investments .............................         6,666,487          2,348,464         (1,397,996)        56,517,702
                                                    -------------      -------------      -------------      -------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................        15,014,270          3,357,961        108,635,442        103,341,239
                                                    -------------      -------------      -------------      -------------

TRANSACTIONS IN INTERESTS
  Contributions by Holders ....................        23,917,376          4,331,368        157,460,067         68,296,971
  Withdrawals by Holders ......................        (4,708,081)          (788,868)      (219,931,942)       (90,528,948)
                                                    -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets from
   transactions in interests ..................        19,209,295          3,542,500        (62,471,875)       (22,231,977)
                                                    -------------      -------------      -------------      -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ...        34,223,565          6,900,461         46,163,567         81,109,262

NET ASSETS
  Beginning of period .........................        12,663,739          5,763,278        254,762,901        173,653,639
                                                    -------------      -------------      -------------      -------------
  END OF PERIOD ...............................     $  46,887,304      $  12,663,739      $ 300,926,468      $ 254,762,901
                                                    =============      =============      =============      =============

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 TECHNOLOGY
                                                                 PORTFOLIO
                                                            -------------------
                                                            SEPTEMBER 29, 2000*
                                                            TO OCTOBER 31, 2000
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income (loss) ..........................      $       2,941
  Net realized gain (loss) on Investments ...............            (20,380)
  Net unrealized appreciation (depreciation)
   on investments .......................................           (619,574)
                                                               -------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..........................           (637,013)
                                                               -------------

TRANSACTIONS IN INTERESTS
  Contributions by Holders ..............................          8,914,084
  Withdrawals by Holders ................................               (791)
                                                               -------------
  Net increase (decrease) in net assets from
   transactions in interests ............................          8,913,293
                                                               -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .............          8,276,280

NET ASSETS
  Beginning of period ...................................                 --
                                                               -------------
  END OF PERIOD .........................................      $   8,276,280
                                                               =============

----------
* Commenced operations on September 29, 2000.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                                      BALANCED PORTFOLIO
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------
                                                2000          1999          1998           1997          1996
                                                ----          ----          ----           ----          ----
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ......................     0.80%         0.80%         0.80%          0.80%         0.80%
  Net investment income ...................     1.76%         1.45%         1.22%          1.35%         1.30%

  Portfolio turnover rate .................   206.19%       174.19%       111.47%        104.50%        54.24%


* Net of fees waived and expenses absorbed of 0.27%, 0.28%, 0.18%, 0.36%, and 0.90% of average net assets, respectively.

                                                                       GROWTH PORTFOLIO
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------
                                                2000          1999          1998           1997          1996
                                                ----          ----          ----           ----          ----
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ......................     1.00%         1.00%         1.00%          1.00%         1.00%
  Net investment income (loss) ............    (0.53%)       (0.49%)       (0.32%)        (0.13%)       (0.04%)

  Portfolio turnover rate .................   148.85%        80.34%        81.06%         67.54%        64.09%

* Net of fees waived of 0.00%, 0.00%, 0.02%, 0.05%, and 0.04% of average net assets, respectively.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                         MID CAP PORTFOLIO
                                             ------------------------------------------
                                              YEAR ENDED OCTOBER 31,    DEC. 31, 1997**
                                             -----------------------        THROUGH
                                                2000          1999       OCT. 31, 1998
                                                ----          ----       -------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ......................     0.90%         0.90%          0.90%+
  Net investment loss .....................    (0.53%)       (0.53%)        (0.29%)+

  Portfolio turnover rate .................   185.88%       144.64%        166.89%

* Net of fees waived and expenses absorbed of 0.32%, 1.58% and 2.07% of average net assets, respectively.

                                                                     SMALL CAP PORTFOLIO
                                              ----------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                              ----------------------------------------------------------------
                                                2000          1999          1998           1997          1996
                                                ----          ----          ----           ----          ----
RATIOS TO AVERAGE NET ASSETS:
  Operating expenses ......................     1.00%*        1.00%*        1.00%*         1.00%*        1.00%*
  Net investment loss .....................    (0.64%)*      (0.79%)*      (0.68%)*       (0.49%)*      (0.59%)*

  Portfolio turnover rate .................   143.39%       133.24%        81.75%        151.52%        53.11%

*  Net of fees waived of 0.00%, 0.00%, 0.01%, 0.01%, and 0.01% of average net assets, respectively.
+  Annualized.
** Commencement of operations.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

SELECTED RATIO DATA
--------------------------------------------------------------------------------

                                                               TECHNOLOGY
                                                               PORTFOLIO
                                                            ----------------
                                                            SEPT. 29, 2000**
                                                                THROUGH
                                                             OCT. 31, 1999
                                                             -------------
RATIOS TO AVERAGE NET ASSETS:*
  Operating expenses ..................................         1.00%+
  Net investment income ...............................         0.49%+

  Portfolio turnover rate .............................         8.02%

*  Net of fees waived of 0.67% of average net assets.
+  Annualized.
** Commencement of operations.

See accompanying Notes to Financial Statements.

                                 PIC PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     PIC Balanced and Growth Portfolios were organized on December 11, 1991, PIC Mid Cap Portfolio was organized on December 31, 1997, PIC Small Cap Portfolio was organized on March 22, 1993, and PIC Technology Portfolio was organized September 29, 2000 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

     D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------

NOTE 3 - TRANSACTIONS WITH AFFILIATES

     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA") pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

     PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average daily net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, 0.80% from the Small Cap Portfolio, and 0.80% from the Technology Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, 1.00% for the Small Cap Portfolio, and 1.00% for the Technology Portfolio.

     Fees waived and expenses recouped by PIC for the year ended October 31, 2000 were as follows:

                                                    FEES             EXPENSES
                                                   WAIVED            RECOUPED
                                                  --------           --------
     Balanced Portfolio                           $102,737           $     --
     Growth Portfolio                                1,869                 --
     Mid Cap Portfolio                             104,920                 --
     Small Cap Portfolio                                --             32,371
     Technology Portfolio                            4,062                 --

At October 31, 2000, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Portfolios are as follows:

     Balanced Portfolio                                             $264,217
     Growth Portfolio                                                 31,192
     Mid Cap Portfolio                                               323,451
     Small Cap Portfolio                                              20,406
     Technology Portfolio                                              4,062

64
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                                 PIC PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

     At October 31, 2000, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                             OCTOBER 31,
                                --------------------------------------
                                  2001           2002           2003
                                --------       --------       --------
     Balanced Portfolio         $ 71,076       $ 90,404       $102,737
     Growth Portfolio             22,176          7,147          1,869
     Mid Cap Portfolio            85,951        132,580        104,920
     Small Cap Portfolio          16,528          3,878             --
     Technology Portfolio             --             --          4,062

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced and Technology Portfolios, which have no minimum). Fees paid to ICA for the year ended October 31, 2000 are stated in the respective Portfolios' Statement of Operations.

     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value, which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

     For the year ended October 31, 2000, the change in the value of the phantom share account included unrealized appreciation as follows:

                                                             UNREALIZED
                                                            APPRECIATION
                                                            ------------
     Provident Investment Counsel Balanced Portfolio          $ 4,255
     Provident Investment Counsel Growth Portfolio              8,543
     Provident Investment Counsel Mid Cap Portfolio             1,537
     Provident Investment Counsel Small Cap Portfolio           7,975

                                 PIC PORTFOLIOS

--------------------------------------------------------------------------------

NOTE 4 - INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 2000 were as follows:

                                                PURCHASES          SALES
                                               ------------     ------------
     Balanced Portfolio                        $ 73,472,586     $ 70,210,758
     Growth Portfolio                           296,799,634      302,561,196
     Mid Cap Portfolio                           72,399,409       56,645,315
     Small Cap Portfolio                        464,248,792      529,297,941
     Technology Portfolio                         8,812,814          607,108

     The Balanced Portfolio purchased $19,946,224 and sold $19,770,657 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap, Small Cap and Technology Portfolios.

     The aggregate gross unrealized appreciation and depreciation of investment securities at October 31, 2000, based on their cost for federal income tax purposes, were as follows:

                                  TAX             GROSS            GROSS
                                COST OF         UNREALIZED       UNREALIZED
                              INVESTMENTS      APPRECIATION     DEPRECIATION
                              ------------     ------------     ------------
     Balanced Portfolio       $ 34,213,700     $  4,299,161     $   (494,955)
     Growth Portfolio          154,900,555       37,298,841       (2,994,567)
     Mid Cap Portfolio          36,723,336       10,127,906       (1,127,457)
     Small Cap Portfolio       245,956,044       72,192,431      (10,746,094)
     Technology Portfolio        9,060,812          164,619         (784,193)

                                 PIC PORTFOLIOS

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of and the Holders of Interests in:

     PIC Balanced Portfolio
     PIC Growth Portfolio
     PIC Mid Cap Portfolio
     PIC Small Cap Portfolio
     PIC Technology Portfolio

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the selected ratio data present fairly, in all material respects, the financial position of PIC Balanced Portfolio, PIC Growth Portfolio, PIC Mid Cap Portfolio, PIC Small Cap Portfolio, and PIC Technology Portfolio (the "Portfolios") at October 31, 2000, the results of each of the operations for the year then ended, and the changes in each of their net assets and the selected ratio data for each of the two years in the period then ended, and in conformity with accounting principles generally accepted in the United States of Amer-ica. These financial statements and selected ratio data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The selected ratio data for each of the periods prior to November 1, 1998 were audited by other independent accountants whose report dated December 3, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
December 15, 2000

                                 PIC PORTFOLIOS

TAX DESIGNATION
--------------------------------------------------------------------------------

     The Funds hereby designate the following amounts as capital gain dividends under section 852(b)(3)(c) of the Internal Revenue Code.

     Provident Investment Counsel Balanced Fund A       $ 7,450,146
     Provident Investment Counsel Growth Fund A             526,216
     Provident Investment Counsel Mid Cap Fund A             26,633

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                                                                              69

                    PROVIDENT INVESTMENT COUNSEL MUTUAL FUNDS

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- P*I*C INVESTMENT TRUST
--------------------------------------------------------------------------------
THOMAS J. CONDON, Trustee
JETTIE M. EDWARDS, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
WAYNE H. SMITH, Trustee
THOMAS M. MITCHELL, PRESIDENT
AARON W.L. EUBANKS, SR., Vice President and Secretary
WILLIAM T. WARNICK, Vice President and Treasurer

TRUSTEES AND OFFICERS -- P*I*C PORTFOLIOS
--------------------------------------------------------------------------------
THOMAS J. CONDON, Trustee
JETTIE M. EDWARDS, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
WAYNE H. SMITH, Trustee
THOMAS M. MITCHELL, PRESIDENT
AARON W.L. EUBANKS, SR., Vice President and Secretary
WILLIAM T. WARNICK, Vice President and Treasurer

LEGAL COUNSEL
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
PRICEWATERHOUSECOOPERS LLP

--------------------------------------------------------------------------------
This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.